                                                               File Nos.33-85014
                                                                        811-8810


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                          [ X ]


                         Pre-Effective Amendment No.                 [   ]
                         Post-Effective Amendment No. 9              [ X ]


                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                   [ X ]

                                Amendment No. 11


                        (Check appropriate box or boxes)


                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     First SunAmerica Life Insurance Company
                               (Name of Depositor)

                          733 Third Avenue, 4th Floor
                            New York, New York 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                              Susan L. Harris, Esq.
                     First SunAmerica Life Insurance Company
                               c/o SunAmerica Inc.
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)






It is proposed that this filing will become effective:
           immediately upon filing pursuant to paragraph (b) of Rule 485
        --
           on [              ] pursuant to paragraph (b) of Rule 485
        --
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
        --
        X  on March 30, 1999 pursuant to paragraph (a)(1) of Rule 485
        --

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the prospectus.



Item Number in Form N-4                            Caption
-----------------------                            -------

15.     Cover Page.............................    Cover Page

16.     Table of Contents......................    Table of Contents

17.     General Information and History........    The Polaris Variable Annuity
                                                   (P); Separate Account;
                                                   General Account; Investment
                                                   Options (P); Other
                                                   Information (P)

18.     Services...............................    Other Information (P)

19.     Purchase of Securities Being Offered...    Purchasing a Polaris
                                                   Variable Contract (P)

20.     Underwriters...........................    Distribution of Contracts

21.     Calculation of Performance Data........    Performance Data

22.     Annuity Payments.......................    Income Options (P);
                                                   Income Payments; Annuity
                                                   Unit Values

23.     Financial Statements...................    Depositor: Other Information
                                                   - Financial Statements;
                                                   Registrant: Financial
                                                   Statements



                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             [POLARIS PROFILE LOGO]


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE POLARIS VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

                                 March 30, 1999


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                        1. THE POLARIS VARIABLE ANNUITY
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The Polaris Variable Annuity is a contract between you and First SunAmerica Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.


Polaris offers a diverse selection of money managers and investment options. You may divide your money among any or all 27 variable portfolios and 5 fixed account options. To the extent you invest in the variable portfolios, your investment is not guaranteed. The value of your Polaris contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.


The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers 5 fixed account options, for different time periods. Each may have a different interest rate. Interest rates are guaranteed by First SunAmerica.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate(s) earned on the fixed account option(s) in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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                               2. INCOME OPTIONS
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You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 years;

   (4) payments for your lifetime, but for not less than 10, or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.

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                        3. PURCHASING A POLARIS VARIABLE
                                ANNUITY CONTRACT
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You can buy a contract through your financial representative, who can also help you complete the proper forms. For non-qualified contracts, the minimum initial purchase payment is $5,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase. For qualified contracts, the minimum initial purchase payment is $2,000 and subsequent amounts of $250 or more may be added to your contract at any time during the accumulation phase.

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                             4. INVESTMENT OPTIONS
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You may allocate money to the following variable portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust:

ANCHOR SERIES TRUST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio
      - Growth Portfolio
      - Natural Resources Portfolio
      - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Global Equities Portfolio
      - Alliance Growth Portfolio
      - Growth-Income Portfolio
  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
      - Venture Value Portfolio
      - Real Estate Portfolio
  MANAGED BY FEDERATED INVESTORS
      - Federated Value Portfolio
      - Utility Portfolio
      - Corporate Bond Portfolio
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
  GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      - Asset Allocation Portfolio
      - Global Bond Portfolio
  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
      - International Diversified Equities Portfolio
      - Worldwide High Income Portfolio
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Mid-Cap Growth

      - MFS Growth and Income Portfolio
      - MFS Total Return Portfolio
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      - Putnam Growth Portfolio
      - International Growth and Income Portfolio
      - Emerging Markets Portfolio
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio
      - "Dogs" of Wall Street Portfolio
      - SunAmerica Balanced Portfolio
      - High-Yield Bond Portfolio
      - Cash Management Portfolio

You may also allocate money to the 1-year fixed account option or the 3, 5, 7 and 10-year market value adjustment ("MVA") fixed account options. The interest rates applicable for these fixed account options may differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. Your contract value will be adjusted up or down for withdrawals or transfers from the 3, 5, 7 and 10-year fixed account options prior to the end of the guarantee period.
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                                  5. EXPENSES
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Each year, we deduct a $30 contract maintenance fee from your contract. We also deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .58 to 1.90.

If you take money out of your contract, you may be assessed a withdrawal charge which is a percentage of the money you withdraw. The percentage declines over the time the money is in the contract.

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      Year           1        2        3        4        5        6        7        8
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 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
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Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee applies to each subsequent transfer.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges, the $30 contract maintenance fee and the investment charges for each variable portfolio. We converted the contract maintenance fee to a percentage using an assumed contract size of $40,000. The actual impact of this charge on your contract may differ from this percentage.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10.

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                                                                                               EXAMPLES:
                                       TOTAL ANNUAL         TOTAL ANNUAL                     TOTAL EXPENSES   TOTAL EXPENSES
                                        INSURANCE            INVESTMENT       TOTAL ANNUAL     AT END OF        AT END OF
   ANCHOR SERIES TRUST PORTFOLIO         CHARGES              CHARGES           CHARGES          1 YEAR          10 YEARS
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Capital Appreciation                       1.60%                 .68%             2.28%          $   93           $  261
Growth                                     1.60%                 .75%             2.35%          $   94           $  268
Natural Resources                          1.60%                 .88%             2.48%          $   95           $  281
Government and Quality Bond                1.60%                 .67%             2.27%          $   93           $  260
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SUNAMERICA SERIES TRUST PORTFOLIO
Emerging Markets*                          1.60%                1.90%             3.50%          $  105           $  377
International Diversified Equities         1.60%                1.26%             2.86%          $   99           $  318
Global Equities                            1.60%                 .88%             2.48%          $   95           $  281
International Growth and Income*           1.60%                1.46%             3.06%          $  101           $  337
Aggressive Growth*                         1.60%                 .83%             2.43%          $   95           $  276
Real Estate*                               1.60%                 .95%             2.55%          $   96           $  288
MFS Mid-Cap Growth                         1.60%                  **%               **%          $   **           $   **
Putnam Growth                              1.60%                 .86%             2.46%          $   95           $  279
MFS Growth and Income1                     1.60%                 .73%             2.33%          $   94           $  266
Alliance Growth                            1.60%                 .64%             2.24%          $   93           $  257
"Dogs" of Wall Street*                     1.60%                 .85%             2.45%          $   95           $  278
Venture Value                              1.60%                 .75%             2.35%          $   94           $  268
Federated Value*                           1.60%                 .83%             2.43%          $   95           $  276
Growth-Income                              1.60%                 .60%             2.20%          $   92           $  253
Utility*                                   1.60%                1.01%             2.61%          $   96           $  294
Asset Allocation                           1.60%                 .64%             2.24%          $   93           $  257
MFS Total Return2                          1.60%                 .77%             2.37%          $   94           $  270
SunAmerica Balanced*                       1.60%                 .78%             2.38%          $   94           $  271
Worldwide High Income                      1.60%                1.08%             2.68%          $   97           $  301
High-Yield Bond                            1.60%                 .69%             2.29%          $   93           $  262
Corporate Bond                             1.60%                 .77%             2.37%          $   94           $  270
Global Bond                                1.60%                 .85%             2.45%          $   95           $  278
Cash Management                            1.60%                 .58%             2.18%          $   92           $  251
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 * For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see the Fee Tables and Examples in the prospectus.
 1 Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc. 2 Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
Inc.

** To be filed by Amendment.


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                                    6. TAXES
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Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.

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                            7. ACCESS TO YOUR MONEY
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During the first year, you may withdraw free of a withdrawal charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal or, if you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount less any withdrawals made during the year. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. After the first year, your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested for at least one year, less any withdrawals made during the year. Withdrawals in excess of these limits will be assessed a withdrawal charge.

If you withdraw your entire contract value, you will not receive the benefit of any free withdrawal amount. After your money has been in the contract for seven full years, there are no withdrawal charges on that portion of the money that you have invested for at least seven full years.

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                                 8. PERFORMANCE
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When you invest in the Polaris Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust. The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Withdrawal charges are not reflected in the chart. Past performance is no guarantee of future results.

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                                                                              CALENDAR YEAR
    ANCHOR SERIES TRUST PORTFOLIO               1998                   1997                   1996                   1995
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  Capital Appreciation                     20.30 %                   23.49 %                 23.15%                 25.38%
  Growth                                   26.94 %                   28.36 %                 23.05%                 17.73%
  Natural Resources                        (18.78)%                 (10.07)%                 12.22%                  6.90%
  Gov't and Quality Bond                    7.43 %                    7.83 %                  1.37%                 10.44%
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SUNAMERICA SERIES TRUST PORTFOLIO
  Emerging Markets                         (25.56)%                 (17.81)%*                    --                     --
  Int'l Diversified Equities               16.63 %                    4.71 %                  7.58%                 10.71%
  Global Equities                          20.90 %                   13.24 %                 12.35%                 11.37%
  Int'l Growth and Income                   9.04 %                    3.44 %*                    --                     --
  Aggressive Growth                        15.58 %                   10.55 %                  4.32%                     --
  Real Estate                              (16.77)%                  17.14 %*                    --                     --
  MFS Mid-Cap Growth                          --                          --                     --                     --
  Putnam Growth                            32.62 %                   30.41 %                 18.46%                 16.47%
  MFS Growth and Income1                   27.26 %                   21.28 %                 14.10%                 21.10%
  Alliance Growth                          49.85 %                   29.40 %                 27.08%                 30.24%
  "Dogs" of Wall Street**                     --                          --                     --                     --
  Venture Value                            11.97 %                   32.20 %                 22.85%                 23.41%
  Federated Value                          16.07 %                   29.38 %                  7.32%                     --
  Growth-Income                            28.75 %                   31.84 %                 22.09%                 21.08%
  Utility                                  12.25 %                   23.76 %                  8.25%                     --
  Asset Allocation                          1.68 %                   19.91 %                 17.03%                 13.75%
  MFS Total Return2                        17.66 %                   15.11 %                  8.20%                 14.66%
  SunAmerica Balanced                      22.70 %                   22.52 %                  9.39%                     --
  Worldwide High Income                    (18.41)%                  13.74 %                 23.40%                 14.90%
  High-Yield Bond                          (4.47)%                   12.70 %                 12.76%                  4.28%
  Corporate Bond                            4.32 %                    9.16 %                  2.88%                  9.96%
  Global Bond                               9.07 %                    8.33 %                  7.56%                  9.29%
  Cash Management                           3.51 %                    3.58 %                  3.31%                  2.57%
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 * Inception to 12/31/97.
** This portfolio was not yet available for sale in New York during fiscal year 1998.
 1 Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc. 2 Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
Inc.
Inception date for each portfolio varies.

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                                9. DEATH BENEFIT
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If you should die during the accumulation phase, your beneficiary will receive a death benefit.

For contracts issued prior to April 28, 1997, the death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) after your seventh contract anniversary, the value of your contract on the day before your last contract anniversary, plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that date; or

(4) the death benefit on the day before your last contract anniversary, plus any Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997, the death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and fees or charges applicable to such withdrawals) since that date.

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                             10. OTHER INFORMATION
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FREE LOOK: You may cancel your contract within ten days by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the greater of the value of your contract or the money you invested.

ASSET ALLOCATION REBALANCING: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

PRINCIPAL ADVANTAGE PROGRAM: If selected by you, this program allows you to obtain growth potential without any market risk to your principal. We will guarantee that the portion of your money allocated to the 1, 3, 5, 7 or 10-year fixed account option will grow to equal your principal investment when it is allocated in accordance with the program.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios and the 1-year fixed account option.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: You will receive a confirmation of each transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values.

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                                 11. INQUIRIES
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If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      First SunAmerica Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 99NY-SUN

If money accompanies your correspondence, you should direct it to:

      First SunAmerica Life Insurance Company
      P.O. Box 100357
      Pasadena, California 91189-0357

                                 [POLARIS LOGO]

                                   PROSPECTUS

                                 MARCH 30, 1999



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                 issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the                  in connection with
Polaris Variable Annuity.                     FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has 32 investment choices -5 fixed account
To learn more about the annuity               options and 27 Variable Portfolios listed below. The 5 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years. The 27 Variable Portfolios are part of the Anchor
Additional Information ("SAI") dated          Series Trust or the SunAmerica Series Trust.
March 30, 1999. The SAI has been
filed with the Securities and                 ANCHOR SERIES TRUST:
Exchange Commission ("SEC") and is            MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
incorporated by reference into this           - Capital Appreciation Portfolio
prospectus. The Table of Contents of          - Growth Portfolio
the SAI appears on page 18 of this            - Natural Resources Portfolio
prospectus. For a free copy of the            - Government and Quality Bond Portfolio
SAI, call us at (800) 99NY-SUN or
write to us at our Annuity Service            SUNAMERICA SERIES TRUST:
Center, P.O. Box 54299, Los Angeles,          MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
California 90054-0299.                        - Global Equities Portfolio
                                              - Alliance Growth Portfolio
In addition, the SEC maintains a              - Growth-Income Portfolio
website (http://www.sec.gov) that             MANAGED BY DAVIS SELECTED ADVISERS, L.P.
contains the SAI, materials                   - Venture Value Portfolio
incorporated by reference and other           - Real Estate Portfolio
information filed electronically with         MANAGED BY FEDERATED INVESTORS
the SEC by First SunAmerica.                  - Federated Value Portfolio
                                              - Utility Portfolio
ANNUITIES INVOLVE RISKS, INCLUDING            - Corporate Bond Portfolio
POSSIBLE LOSS OF PRINCIPAL, AND ARE           MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
NOT A DEPOSIT OR OBLIGATION OF, OR            GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
GUARANTEED OR ENDORSED BY, ANY BANK.          - Asset Allocation Portfolio
THEY ARE NOT FEDERALLY INSURED BY THE         - Global Bond Portfolio
FEDERAL DEPOSIT INSURANCE                     MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
CORPORATION, THE FEDERAL RESERVE              - International Diversified Equities Portfolio
BOARD OR ANY OTHER AGENCY.                    - Worldwide High Income Portfolio
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Mid-Cap Growth
                                              - MFS Growth and Income Portfolio
                                              - MFS Total Return Portfolio
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
                                              - Putnam Growth Portfolio
                                              - International Growth and Income Portfolio
                                              - Emerging Markets Portfolio
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio
                                              - "Dogs" of Wall Street Portfolio
                                              - SunAmerica Balanced Portfolio
                                              - High-Yield Bond Portfolio
                                              - Cash Management Portfolio


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

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First SunAmerica's Annual Report on Form 10-K for the year ended September 30, 1998 and its quarterly report on Form 10-Q for the quarter ended December 31, 1998, are incorporated herein by reference. In addition, First SunAmerica filed one report on Form 8-K on January 15, 1999. This report is also incorporated herein by reference.



All documents or reports filed by First SunAmerica pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus.



First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897. The SEC maintains a web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.



First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference. Requests for such documents should be directed to First SunAmerica's Annuity Service Center, as follows:
       First SunAmerica Life Insurance Company


       Annuity Service Center


       P.O. Box 54299


       Los Angeles, California 90054-0299


       Telephone Number: (800) 99NY-SUN


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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

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Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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                         TABLE OF CONTENTS
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 INCORPORATION OF CERTAIN DOCUMENT BY REFERENCE..............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Annual Separate Account Expenses......................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE POLARIS VARIABLE ANNUITY................................     6
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     6
       Allocation of Purchase Payments.......................     7
       Accumulation Units....................................     7
       Free Look.............................................     7
 INVESTMENT OPTIONS..........................................     7
       Variable Portfolios...................................     7
       Anchor Series Trust...................................     7
       SunAmerica Series Trust...............................     8
       Fixed Account Options.................................     8
       Market Value Adjustment ("MVA").......................     8
       Transfers During the Accumulation Phase...............     9
       Dollar Cost Averaging.................................     9
       Asset Allocation Rebalancing..........................    10
       Principal Advantage Program...........................    10
       Voting Rights.........................................    10
       Substitution..........................................    10
 ACCESS TO YOUR MONEY........................................    11
       Systematic Withdrawal Program.........................    11
       Minimum Contract Value................................    11
 DEATH BENEFIT...............................................    11
 EXPENSES....................................................    12
       Insurance Charges.....................................    12
       Withdrawal Charges....................................    12
       Investment Charges....................................    13
       Contract Maintenance Fee..............................    13
       Transfer Fee..........................................    13
       Income Taxes..........................................    13
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    13
 INCOME OPTIONS..............................................    13
       Annuity Date..........................................    13
       Income Options........................................    13
       Fixed or Variable Income Payments.....................    14
       Income Payments.......................................    14
       Transfers During the Income Phase.....................    14
       Deferment of Payments.................................    14
 TAXES.......................................................    14
       Annuity Contracts in General..........................    15
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    15
       Tax Treatment of Distributions -
       Qualified Contracts...................................    15
       Minimum Distributions.................................    15
       Diversification.......................................    15
 PERFORMANCE.................................................    16
 OTHER INFORMATION...........................................    16
       First SunAmerica......................................    16
       The Separate Account..................................    16
       The General Account...................................    16
       Distribution of the Contract..........................    16
       Administration........................................    17
       Year 2000.............................................    17
       Legal Proceedings.....................................    17
       Ownership.............................................    17
       Custodian.............................................    18
       Additional Information................................    18
       Independent Accountants...............................    18
       Legal Matters.........................................    18
       Registration Statement................................    18
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 18
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.



ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

Year 1......................   7%  Year 5......................   3%
Year 2......................   6%  Year 6......................   2%
Year 3......................   5%  Year 7......................   1%
Year 4......................   4%  Year 8+.....................   0%
TRANSFER FEE....................   No charge for first 15 transfers
                                   each contract year; thereafter,
                                   fee is $25 per transfer
CONTRACT MAINTENANCE FEE*.......   $30
  *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               NOVEMBER 30, 1998)

                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Appreciation                                            .64%            .04%             .68%
---------------------------------------------------------------------------------------------------------
Growth                                                          .70%            .05%             .75%
---------------------------------------------------------------------------------------------------------
Natural Resources                                               .75%            .13%             .88%
---------------------------------------------------------------------------------------------------------
Government and Quality Bond                                     .61%            .06%             .67%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED
                               NOVEMBER 30, 1998)


                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Emerging Markets***                                            1.25%            .65%            1.90%
---------------------------------------------------------------------------------------------------------
International Diversified Equities                             1.00%            .26%            1.26%
---------------------------------------------------------------------------------------------------------
Global Equities                                                 .74%            .14%             .88%
---------------------------------------------------------------------------------------------------------
International Growth and Income****                            1.00%            .46%            1.46%
---------------------------------------------------------------------------------------------------------
Aggressive Growth                                               .74%            .09%             .83%
---------------------------------------------------------------------------------------------------------
Real Estate****                                                 .80%            .15%             .95%
---------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                                               TO BE FILED BY AMENDMENT
---------------------------------------------------------------------------------------------------------
Putnam Growth                                                   .81%            .05%             .86%
---------------------------------------------------------------------------------------------------------
MFS Growth and Income**+                                        .70%            .03%             .73%
---------------------------------------------------------------------------------------------------------
Alliance Growth+                                                .61%            .03%             .64%
---------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street***                                        .60%            .25%             .85%*
---------------------------------------------------------------------------------------------------------
Venture Value                                                   .72%            .03%             .75%
---------------------------------------------------------------------------------------------------------
Federated Value                                                 .75%            .08%             .83%
---------------------------------------------------------------------------------------------------------
Growth-Income                                                   .56%            .04%             .60%
---------------------------------------------------------------------------------------------------------
Utility****                                                     .75%            .26%            1.01%
---------------------------------------------------------------------------------------------------------
Asset Allocation                                                .59%            .05%             .64%
---------------------------------------------------------------------------------------------------------
MFS Total Return**+                                             .67%            .10%             .77%
---------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                             .68%            .10%             .78%
---------------------------------------------------------------------------------------------------------
Worldwide High Income                                          1.00%            .08%            1.08%
---------------------------------------------------------------------------------------------------------
High-Yield Bond                                                 .63%            .06%             .69%
---------------------------------------------------------------------------------------------------------
Corporate Bond                                                  .65%            .12%             .77%
---------------------------------------------------------------------------------------------------------
Global Bond                                                     .70%            .15%             .85%
---------------------------------------------------------------------------------------------------------
Cash Management                                                 .53%            .05%             .58%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


    * Annualized.

   ** As of January 4, 1999, the Growth/Phoenix Portfolio was renamed the MFS
      Growth and Income Portfolio and the Balanced/Phoenix Portfolio was renamed the MFS Total Return Portfolio, each managed by Massachusetts Financial Services Company.

  *** Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year:
      Emerging Markets (2.01%) and "Dogs" of Wall Street (.92%).

 **** Absent recoupment of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: International Growth and Income (1.40%); Real Estate (.93%); and Utility (.92%).

    + The expenses noted here are restated to reflect an estimate of fees for each portfolio for the current fiscal year.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
                                 INDEPENDENTLY
                   VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and:
        (a) surrendered at the end of the stated time period;
        (b) if the contract is not surrendered*.


                         PORTFOLIO                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $ 93   (a) $121   (a) $152   (a) $261
                                                              (b) $ 23   (b) $ 71   (b) $122   (b) $261
-------------------------------------------------------------------------------------------------------
Growth                                                        (a) $ 94   (a) $123   (a) $155   (a) $268
                                                              (b) $ 24   (b) $ 73   (b) $125   (b) $268
-------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $ 95   (a) $127   (a) $162   (a) $281
                                                              (b) $ 25   (b) $ 77   (b) $132   (b) $281
-------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $ 93   (a) $121   (a) $151   (a) $260
                                                              (b) $ 23   (b) $ 71   (b) $121   (b) $260
-------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $105   (a) $157   (a) $211   (a) $377
                                                              (b) $ 35   (b) $107   (b) $181   (b) $377
-------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $ 99   (a) $138   (a) $181   (a) $318
                                                              (b) $ 29   (b) $ 88   (b) $151   (b) $318
-------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $ 95   (a) $127   (a) $162   (a) $281
                                                              (b) $ 25   (b) $ 77   (b) $132   (b) $281
-------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $101   (a) $144   (a) $190   (a) $337
                                                              (b) $ 31   (b) $ 94   (b) $160   (b) $337
-------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $ 95   (a) $126   (a) $159   (a) $276
                                                              (b) $ 25   (b) $ 76   (b) $129   (b) $276
-------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $ 96   (a) $129   (a) $165   (a) $288
                                                              (b) $ 26   (b) $ 79   (b) $135   (b) $288
-------------------------------------------------------------------------------------------------------
                                                                                                (a)
MFS Mid-Cap Growth                                            (a) $ **   (a) $ **   (a) $ **    $ **
                                                                                                (b)
                                                              (b) $ **   (b) $ **   (b) $ **    $ **
-------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $ 95   (a) $126   (a) $161   (a) $279
                                                              (b) $ 25   (b) $ 76   (b) $131   (b) $279
-------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $ 94   (a) $123   (a) $154   (a) $266
                                                              (b) $ 24   (b) $ 73   (b) $124   (b) $266
-------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $ 93   (a) $120   (a) $150   (a) $257
                                                              (b) $ 23   (b) $ 70   (b) $120   (b) $257
-------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $ 95   (a) $126   (a) $160   (a) $278
                                                              (b) $ 25   (b) $ 76   (b) $130   (b) $278
-------------------------------------------------------------------------------------------------------
Venture Value                                                 (a) $ 94   (a) $ 94   (a) $155   (a) $268
                                                              (b) $ 24   (b) $ 24   (b) $125   (b) $268
-------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $ 95   (a) $126   (a) $159   (a) $276
                                                              (b) $ 25   (b) $ 76   (b) $129   (b) $276
-------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $ 92   (a) $119   (a) $148   (a) $266
                                                              (b) $ 22   (b) $ 69   (b) $118   (b) $266
-------------------------------------------------------------------------------------------------------
Utility                                                       (a) $ 96   (a) $131   (a) $168   (a) $294
                                                              (b) $ 26   (b) $ 81   (b) $138   (b) $294
-------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $ 93   (a) $120   (a) $150   (a) $257
                                                              (b) $ 23   (b) $ 70   (b) $120   (b) $257
-------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $ 94   (a) $124   (a) $154   (a) $270
                                                              (b) $ 24   (b) $ 74   (b) $124   (b) $270
-------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $ 94   (a) $124   (a) $157   (a) $271
                                                              (b) $ 24   (b) $ 74   (b) $127   (b) $271
-------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $ 97   (a) $133   (a) $172   (a) $301
                                                              (b) $ 27   (b) $ 83   (b) $142   (b) $301
-------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $ 93   (a) $121   (a) $152   (a) $262
                                                              (b) $ 23   (b) $ 71   (b) $122   (b) $262
-------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $ 94   (a) $124   (a) $156   (a) $270
                                                              (b) $ 24   (b) $ 74   (b) $126   (b) $270
-------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $ 95   (a) $126   (a) $160   (a) $278
                                                              (b) $ 25   (b) $ 76   (b) $130   (b) $278
-------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $ 92   (a) $118   (a) $147   (a) $251
                                                              (b) $ 22   (b) $ 68   (b) $117   (b) $251
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


        * First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

       ** To be filed by Amendment.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    SunAmerica Balanced (1.00%); Aggressive Growth (.90%); Federated Value (1.03%); Utility (1.05%); Emerging Markets (1.90%); International Growth and Income (1.60%); and Real Estate (1.25%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3.  The Examples assume that no transfer fees were imposed.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.


The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 27 Variable Portfolios.


The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 7.


First SunAmerica Life Insurance Company (First SunAmerica, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, 4th Floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 14.


-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,000,000. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 85.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 7.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the greater of the value of your contract on the day we receive your request or the money you invested.

We reserve the right to put your money in the Cash Management Portfolio or the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS


The contract currently offers 27 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.


SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract. The 4 available Variable Portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio
     - Growth Portfolio
     - Natural Resources Portfolio
     - Government and Quality Bond Portfolio

     SUNAMERICA SERIES TRUST


Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract. The 23 Variable Portfolios and the subadvisers are:


  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

    - Global Equities Portfolio
    - Alliance Growth Portfolio
    - Growth Income Portfolio

  MANAGED BY DAVIS SELECTED ADVISERS, L.P.

    - Venture Value Portfolio
    - Real Estate Portfolio

  MANAGED BY FEDERATED INVESTORS

    - Federated Value Portfolio
    - Utility Portfolio
    - Corporate Bond Portfolio

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL

    - Asset Allocation Portfolio
    - Global Bond Portfolio

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


    - MFS Mid-Cap Growth

    - MFS Growth and Income Portfolio
    - MFS Total Return Portfolio

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

    - International Diversified Equities Portfolio
    - Worldwide High Income Portfolio

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT

    - Putnam Growth Portfolio
    - International Growth and Income Portfolio
    - Emerging Markets Portfolio

  MANAGED BY SUNAMERICA ASSET MANAGEMENT, INC.

    - Aggressive Growth Portfolio
    - "Dogs" of Wall Street Portfolio
    - SunAmerica Balanced Portfolio
    - High-Yield Bond Portfolio
    - Cash Management Portfolio

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers fixed account options for periods of 1, 3, 5, 7 and 10 years. We call these time periods guarantee periods.

All of these fixed account options pay interest at rates set and guaranteed by First SunAmerica. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Once established, the rates for specified payments do not change during the specified period.

When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate your money to another fixed account option or to the Variable Portfolios. If you want to reallocate your money you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

The 1-year fixed account option is not registered under the Securities Act of 1933 and is not subject to other provisions of the Investment Company Act of 1940.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

First SunAmerica does not assess a MVA against withdrawals under the following circumstances:


     - When you switch to the Income Phase if as of the latest annuity date;


     - To pay a death benefit;

     - If made within 30 days after the end of a guarantee period; and

     - If made to pay contract fees and charges.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. We charge $25 for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that:

     - Excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios; or

     - The underlying Variable Portfolios inform us that they need to restrict the purchase or redemption of the shares because of excessive trading or because a specific transfer or group of transfers is deemed to have a detrimental effect on share prices of affected underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 13.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

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                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
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      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
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     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If Variable Portfolios become unavailable for investment, we may be required to substitute shares of another Variable Portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 13.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct a contract maintenance fee. SEE EXPENSES ON PAGE 12.


Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any surrender charges which would have been applicable due if your free withdrawal(s) had not been free.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 14.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

For contracts issued prior to April 28, 1997 the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. after your seventh contract anniversary, the value of your contract on the day before your last contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that anniversary; or

     4. the death benefit on the day before your last contract anniversary, plus any Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997, the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 13.


You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by First SunAmerica.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 11. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.


We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

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           Year               1    2    3    4    5    6    7    8
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     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 14.


INVESTMENT CHARGES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE INVESTMENT OPTIONS ON PAGE 7.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

First SunAmerica may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 14.


INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the

Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT

GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First SunAmerica, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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FIRST SUNAMERICA

First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.


First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, CalAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management, Resources Trust Company, and six broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT

First SunAmerica originally established a separate account, FS Variable Separate Account ("separate account"), under New York law on September 9, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

First SunAmerica owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of First SunAmerica.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of , a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

YEAR 2000

We rely significantly on computer systems and applications in our daily operations. Many of our systems are not presently year 2000 compliant, which means that because they have historically used only two digits to identify the year in a date, they will fail to distinguish dates in the "2000s" from dates in the "1900s." First SunAmerica's business, financial condition and results of operations could be materially and adversely affected by the failure of our systems and applications (and those operated by third parties interfacing with our systems and applications) to properly operate or manage these dates.

First SunAmerica's parent has a coordinated plan to repair or replace these noncompliant systems and to obtain similar assurances from third parties interfacing with our systems and applications. Both phases of the project are progressing according to plan and we expect to substantially complete them by the end of calendar 1998. We will test both the repaired and replacement systems during calendar 1999. The cost of these changes will be substantially borne by First SunAmerica's affiliates and will not have a material impact on First SunAmerica's results of operations.

In addition, we distributed a year 2000 questionnaire to our significant suppliers, distributors, financial institutions, lessors and others we do business with to evaluate their year 2000 compliance plans and state of readiness and to determine how our systems and applications may be affected by their failure to solve their own year 2000 issues. To date, however, we have only received preliminary feedback from such parties and have not independently confirmed any information received from other parties with respect to the year 2000 issues. Therefore, we cannot assure that such other parties will complete their year 2000 conversions in a timely fashion or will not suffer a year 2000 business disruption that may adversely affect our financial condition and results of operations.

Because we expect to complete our year 2000 conversion prior to any potential disruption to our business, we have not developed a comprehensive year 2000 contingency plan. First SunAmerica closely monitors the progression of its plan for compliance, and if necessary, would devote additional resources to assure the timely completion of our year 2000 plan. If we determine that our business is at material risk of disruption due to the year 2000 issue or anticipate that we will not complete our year 2000 conversion in a timely fashion, we will work to enhance our contingency plans.

The above statements are forward-looking. The costs of our year 2000 conversion, the date which we have set to complete such conversion and the possible risks associated with the year 2000 issue are based on our current estimates and are subject to various uncertainties that could cause the actual results to differ materially from our expectations. Such uncertainties include, among others, our success in identifying systems and applications that are not year 2000 compliant, the nature and amount of programming required to upgrade or replace each of the affected systems and applications, the availability of qualified personnel, consultants and other resources, and the success of the year 2000 conversion efforts of others.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. First SunAmerica pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

INDEPENDENT ACCOUNTANTS


The financial statements of First SunAmerica as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 incorporated by reference have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



LEGAL MATTERS



The organization of First SunAmerica, its authority to issue the contracts and the validity of the form of the contracts have been passed upon by Susan L. Harris, Senior Vice President and General Counsel of SunAmerica Inc., of which Anchor National is an indirect wholly-owned subsidiary



REGISTRATION STATEMENT



A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.


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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

Separate Account..............................    3
General Account...............................    4
Performance Data..............................    4
Income Payments...............................    9
Annuity Unit Values...........................   10
Taxes.........................................   13
Distribution of Contracts.....................   17
Financial Statements..........................   18

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                    INCEPTION TO    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
               VARIABLE PORTFOLIOS                    11/30/95       11/30/96       11/30/97       11/30/98
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 4/6/95)
  Beginning AUV...................................    $ 11.35         $ 14.19       $   17.63      $   21.26
  Ending AUV......................................    $ 14.19         $ 17.63       $   21.26      $   23.72
  Ending Number of AUs............................     52,583         242,433         510,291        804,058
-------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 4/6/95)
  Beginning AUV...................................    $ 11.02          $12.95       $   16.32      $   20.31
  Ending AUV......................................    $ 12.95         $ 16.32       $   20.31      $   24.41
  Ending Number of AUs............................     15,156         104,264         196,539        387,194
-------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 5/30/95)
  Beginning AUV...................................    $ 10.17         $ 10.78       $   12.13      $   11.14
  Ending AUV......................................    $ 10.78         $ 12.13       $   11.14      $    9.30
  Ending Number of AUs............................      5,306          62,002         112,509        110,305
-------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date -
  5/3/95)
  Beginning AUV...................................    $ 10.55         $ 11.51       $   11.94      $   12.65
  Ending AUV......................................    $ 11.51         $ 11.94       $   12.65      $   13.66
  Ending Number of AUs............................     37,576         127,538         190,449        626,578
-------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 6/12/97)
  Beginning AUV...................................         --              --       $   10.00      $    7.97
  Ending AUV......................................         --              --       $    7.97      $    6.14
  Ending Number of AUs............................         --              --          85,313        180,636
-------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date
  - 4/12/95)
  Beginning AUV...................................    $  9.45         $ 10.07       $   11.39      $   11.62
  Ending AUV......................................    $ 10.07         $ 11.39       $   11.62      $   13.53
  Ending Number of AUs............................     58,058         355,952         753,010        904,048
-------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 5/22/95)
  Beginning AUV...................................    $ 11.99         $ 13.01       $   15.15      $   16.90
  Ending AUV......................................    $ 13.01         $ 15.15       $   16.90      $   19.21
  Ending Number of AUs............................     26,604         117,488         310,271        416,656
-------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date -
  6/9/97)
  Beginning AUV...................................         --              --       $   10.00      $   10.33
  Ending AUV......................................         --              --       $   10.33      $   11.16
  Ending Number of AUs............................         --              --          86,248        309,301
-------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 6/3/96)
  Beginning AUV...................................         --         $ 10.00       $   10.29      $   11.51
  Ending AUV......................................         --         $ 10.29       $   11.51      $   11.86
  Ending Number of AUs............................         --         160,390         478,003        596,478
-------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 6/2/97)
  Beginning AUV...................................         --              --       $   10.00      $   11.44
  Ending AUV......................................         --              --       $   11.44      $    9.80
  Ending Number of AUs............................         --              --          56,379        132,769
-------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 4/6/95)
  Beginning AUV...................................    $ 10.36         $ 12.60       $   14.88      $   18.47
  Ending AUV......................................    $ 12.60         $ 14.88       $   18.47      $   22.29
  Ending Number of AUs............................     31,960         114,619         231,883        473,526
-------------------------------------------------------------------------------------------------------------
MFS Growth and Income* (Inception Date - 4/6/95)
  Beginning AUV...................................    $ 10.61         $ 12.81       $   14.94      $   17.63
  Ending AUV......................................    $ 12.81         $ 14.94       $   17.63      $   20.46
  Ending Number of AUs............................     22,973          94,650         154,635        191,762
-------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 4/6/95)
  Beginning AUV...................................    $ 11.52         $ 15.44       $   19.46      $   24.51
  Ending AUV......................................    $ 15.44         $ 19.46       $   24.51      $   32.81
  Ending Number of AUs............................     52,943         322,225         679,444      1,175,581
-------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 4/1/98)
  Beginning AUV...................................         --              --              --             --
  Ending AUV......................................         --              --              --             --
  Ending Number of AUs............................         --              --              --             --
-------------------------------------------------------------------------------------------------------------
* Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc.

                                                    INCEPTION TO    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
               VARIABLE PORTFOLIOS                    11/30/95       11/30/96       11/30/97       11/30/98
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Venture Value (Inception Date - 4/6/95)
  Beginning AUV...................................    $ 10.84         $ 13.29       $   16.68      $   21.30
  Ending AUV......................................    $ 13.29         $ 16.68       $   21.30      $   23.36
  Ending Number of AUs............................    113,664         605,579       1,424,342      2,149,519
-------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date - 6/3/96)
  Beginning AUV...................................         --         $ 10.00       $   11.00      $   13.62
  Ending AUV......................................         --         $ 11.00       $   13.62      $   15.86
  Ending Number of AUs............................         --          69,098         218,504        450,138
-------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 4/12/95)
  Beginning AUV...................................    $ 11.15         $ 13.32       $   16.70      $   21.41
  Ending AUV......................................    $ 13.32         $ 16.70       $   21.41      $   25.71
  Ending Number of AUs............................     45,266         259,344         614,307      1,032,483
-------------------------------------------------------------------------------------------------------------
Utility (Inception Date - 6/3/96)
  Beginning AUV...................................         --         $ 10.00       $   10.67      $   12.74
  Ending AUV......................................         --         $ 10.67       $   12.74      $   14.56
  Ending Number of AUs............................         --          20,721          59,907        250,048
-------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 4/24/95)
  Beginning AUV...................................    $ 11.29         $ 12.64       $   14.97      $   17.98
  Ending AUV......................................    $ 12.64         $ 14.97       $   17.98      $   18.22
  Ending Number of AUs............................     60,824         264,208         581,922      1,018,350
-------------------------------------------------------------------------------------------------------------
MFS Total Return** (Inception Date - 5/8/95)
  Beginning AUV...................................    $ 10.90         $ 12.33       $   13.82      $   15.45
  Ending AUV......................................    $ 12.33         $ 13.82       $   15.45      $   17.28
  Ending Number of AUs............................     41,654         157,110         230,784        277,940
-------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 6/3/96)
  Beginning AUV...................................         --         $ 10.00       $   11.04      $   13.22
  Ending AUV......................................         --         $ 11.04       $   13.22      $   15.60
  Ending Number of AUs............................         --          72,909         240,556        467,727
-------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 5/2/95)
  Beginning AUV...................................    $ 10.16         $ 11.36       $   14.20      $   15.98
  Ending AUV......................................    $ 11.36         $ 14.20       $   15.98      $   13.57
  Ending Number of AUs............................     21,556         124,728         399,865        466,233
-------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 5/8/95)
  Beginning AUV...................................    $ 11.18         $ 11.48       $   12.99      $   14.66
  Ending AUV......................................    $ 11.48         $ 12.99       $   14.66      $   14.25
  Ending Number of AUs............................     40,706         220,725         547,787      1,089,050
-------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 4/12/95)
  Beginning AUV...................................    $ 10.21         $ 11.10       $   11.65      $   12.54
  Ending AUV......................................    $ 11.10         $ 11.65       $   12.54      $   13.15
  Ending Number of AUs............................      5,375          48,161         120,997        333,510
-------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 5/2/95)
  Beginning AUV...................................    $ 10.37         $ 11.20       $   12.25      $   13.08
  Ending AUV......................................    $ 11.20         $ 12.25       $   13.08      $   14.40
  Ending Number of AUs............................     12,162          52,993         148,602        257,259
-------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 4/27/95)
  Beginning AUV...................................    $ 10.44         $ 10.67       $   11.04      $   11.43
  Ending AUV......................................    $ 10.67         $ 11.04       $   11.43      $   11.83
  Ending Number of AUs............................     59,731          52,729         231,674        612,898

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      ** Formerly named Balanced/Phoenix and managed by Phoenix Investment
         Counsel, Inc.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

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                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
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The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                                            (N/12)
                          [(1+I/(1+J+0.025)]       - 1

  where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

                                       (N/12)
The MVA factor is = [(1+I/(1+J+0.0025)]       - 1
                                          (18/12)
                  = [(1.05)/(1.04+0.0025)]        - 1
                              (1.5)
                  = (1.007194)      - 1
                  = 1.010811 - 1
                  = + 0.010811

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.010811) = +$43.24

$43.24 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

                                        (N/12)
The MVA factor is = [(1+I)/(1+J+0.0025)]       - 1
                                          (18/12)
                  = [(1.05)/(1.06+0.0025)]        - 1
                              (1.5)
                  = (0.988235)      - 1
                  = 0.982405 - 1
                  = - 0.017595

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.017595) = -$70.38

$70.38 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

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   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
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                       STATEMENT OF ADDITIONAL INFORMATION

                  Fixed and Variable Deferred Annuity Contracts
                                    issued by

                          FS VARIABLE SEPARATE ACCOUNT


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated March 30, 1999, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                   First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299



           THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                 March 30, 1999

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Separate Account...........................................................    3

General Account............................................................    4

Performance Data...........................................................    4

Income Payments............................................................    9

Annuity Unit Values........................................................   10

Taxes......................................................................   13

Distribution of Contracts..................................................   17

Financial Statements.......................................................   18

                                SEPARATE ACCOUNT

      FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

      The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

      The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                                 GENERAL ACCOUNT

      The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed account option available in connection with the general account, as elected by the owner at the time of purchasing a contract. Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

      For periods starting prior to the date the contracts were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending November 30, 1998 were 5.25% and 5.39%, respectively.

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV-CMF)/(SV)

      where:

            SV  = value of one Accumulation Unit at the start of a 7 day period

            EV  = value of one Accumulation Unit at the end of the 7 day period

            CMF = an allocated portion of the $30 annual Contract Maintenance
                  Fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

            Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1) 365/7 - 1].

      Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

      The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown below, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                       PERIOD ENDING ON NOVEMBER 30, 1998
                        (RETURN WITH/WITHOUT REDEMPTION)


                                                 INCEPTION                            SINCE
             VARIABLE PORTFOLIO                     DATE             1 YEAR          INCEPTION
----------------------------------------------   ---------        ------------     -------------
Anchor Series Trust
   Capital Appreciation                           4/6/95           4.55/11.55       21.65/22.30
   Growth                                         4/6/95          13.12/20.12       23.63/24.25
   Natural Resources                              5/30/95       (23.63)/(16.63)    (3.89)/(2.65)
   Gov't & Quality Bond                           5/3/95           0.91/7.91         6.49/7.43

SunAmerica Series Trust
   Emerging Markets                               6/12/97       (30.17)/(23.17)   (33.57)/(28.70)
   International Diversified Equities             4/12/95          9.44/16.44        9.44/10.30
   Global Equities                                5/22/95          6.57/13.57       13.39/14.21
   International Growth and Income                6/9/97           0.88/7.88         2.31/6.29
   Aggressive Growth                              6/3/96         (3.99)/3.01         5.18/7.01
   Real Estate                                    6/2/97        (21.50)/(14.50     (5.56)/(1.47)
   Putnam Growth                                  4/6/95          13.63/20.63       22.64/23.27
   MFS Growth and Income*                         4/6/95           8.99/15.99       18.96/19.64
   Alliance Growth                                4/6/95          26.83/33.83       32.62/33.14
   "Dogs" of Wall Street**                        4/1/98              --                --
   Venture Value                                  4/6/95           2.64/9.64        22.71/23.35
   Federated Value                                6/3/96           9.41/16.41       18.74/20.28
   Growth-Income                                  4/12/95         13.05/20.05       25.17/25.78
   Utility                                        6/3/96           7.15/14.15       14.57/16.19
   Asset Allocation                               4/24/95        (5.75)/1.25        13.34/14.14
   MFS Total Return***                            5/8/95           4.78/11.78       12.91/13.73
   SunAmerica Balanced                            6/3/96          10.97/17.97       17.92/19.48
   Worldwide High Income                          5/2/95        (22.12)/(15.12)      7.55/8.47
   High-Yield Bond                                5/8/95         (9.80)/(2.80)       6.06/7.01
   Corporate Bond                                 4/12/95        (2.14)/4.86         6.21/7.13
   Global Bond                                    5/2/95           3.01/10.01        8.64/9.53

-----------------
*   Formerly named Growth/Phoenix and managed by Phoenix Investment
    Counsel, Inc.
** As of November 30, 1998, this portfolio was not available for sale in New York.
*** Formerly named Balanced/Phoenix and managed by Phoenix Investment
    Counsel, Inc.

Total return figures are based on historical data and are not intended to indicate future performance.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

            P(1+T)n = ERV

      where:    P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years

              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

      For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

      For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      Illustrative Example

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                  NIF = ($11.46/$11.44)

                      =  1.00174825

      Illustrative Example

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

            1/[(1.035)(1/12)] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      Illustrative Example

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

      P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

           First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

           Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

           Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

      Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

                                      TAXES

      Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-Qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

      For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

      The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

      The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

      An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

      Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

      Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

      An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

      The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

      Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

      Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

      (A)   H.R. 10 Plans

            Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

      (B)   Tax-Sheltered Annuities

              Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501 (c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

      (C)   Individual Retirement Annuities

            Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

      (D)   Roth IRAs

            Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS").

Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

      (E)   Corporate Pension and Profit-Sharing Plans

            Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

      (F)   Deferred Compensation Plans - Section 457

            Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary.

                            DISTRIBUTION OF CONTRACTS

      The contracts are offered through the distributor for the separate account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

      For the year ended November 30, 1998, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $3,776,395, of which $377,639 was retained by it. For the year ended November 30, 1997, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $3,812,512, of which $400,050 was retained by it. For the year ended

November 30, 1996, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $3,116,999, of which $303,127 was retained by it.

      Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


      The audited financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to its general account. The financial statements of FS Variable Separate Account as of November 30, 1997 and for each of the two years in the period ended November 30, 1997, are included in this Statement of Additional Information.


      PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholder of


First SunAmerica Life Insurance Company



In our opinion, the accompanying balance sheet and the related income statement and statement of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company") at September 30, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



As discussed in Note 2, the financial statements for the year ended September 30, 1997 have been restated to reflect the merger of John Alden Life Insurance Company of New York ("JANY") with and into the Company. The merger was accounted for similar to a pooling of interests. The income statement for that year includes the operating results of JANY'S for the period from April 1, 1997 (the date of acquisition of JANY by SunAmerica Life Insurance Company, the direct parent of the Company) through September 30, 1997. We have audited the adjustments that were applied to restate the 1997 financial statements. In our opinion, such adjustments are appropriate and have been properly applied to the 1997 financial statements.



PricewaterhouseCoopers LLP


Los Angeles, California


November 9, 1998

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY



                                 BALANCE SHEET



                                                                       SEPTEMBER 30,
                                                              --------------------------------
                                                                   1998              1997
                                                              --------------    --------------
ASSETS
Investments:
  Cash and short-term investments...........................  $   55,679,000    $   50,585,000
  Bonds and notes available for sale at fair value
     (amortized cost: 1998, $1,262,703,000; 1997,
     $1,459,112,000)........................................   1,303,872,000     1,499,253,000
  Mortgage loans............................................     187,906,000       131,117,000
  Other invested assets.....................................       6,859,000         9,277,000
                                                              --------------    --------------
          Total investments.................................   1,554,316,000     1,690,232,000
Variable annuity assets held in separate accounts...........     271,865,000       171,475,000
Accrued investment income...................................      19,853,000        22,243,000
Deferred acquisition costs..................................      87,074,000        96,516,000
Receivable from brokers for sales of securities.............       6,601,000                --
Other assets................................................       2,451,000         4,024,000
                                                              --------------    --------------
          TOTAL ASSETS......................................  $1,942,160,000    $1,984,490,000
                                                              ==============    ==============

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts......................  $1,460,856,000    $1,556,656,000
  Payable to brokers for purchases of securities............              --        12,460,000
  Income taxes currently payable............................      10,177,000         2,236,000
  Other liabilities.........................................       7,836,000        68,601,000
                                                              --------------    --------------
          Total reserves, payables and accrued
           liabilities......................................   1,478,869,000     1,639,953,000
                                                              --------------    --------------
Variable annuity liabilities related to separate accounts...     271,865,000       171,475,000
                                                              --------------    --------------
Deferred income taxes.......................................       5,371,000         4,984,000
                                                              --------------    --------------
Shareholder's equity:
  Common Stock..............................................       3,000,000         3,000,000
  Additional paid-in capital................................     144,428,000       144,428,000
  Retained earnings.........................................      31,361,000        14,826,000
  Net unrealized gains on bonds and notes available for
     sale...................................................       7,266,000         5,824,000
                                                              --------------    --------------
          Total shareholder's equity........................     186,055,000       168,078,000
                                                              --------------    --------------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........  $1,942,160,000    $1,984,490,000
                                                              ==============    ==============



                            See accompanying notes.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY



                                INCOME STATEMENT



                                                                       YEARS ENDED SEPTEMBER 30,
                                                              -------------------------------------------
                                                                  1998            1997           1996
                                                              ------------    ------------    -----------
Investment income...........................................  $117,496,000    $ 65,559,000    $ 9,957,000
                                                              ------------    ------------    -----------
Interest expense on:
  Fixed annuity contracts...................................   (80,624,000)    (45,765,000)    (7,155,000)
  Senior indebtedness.......................................      (109,000)       (589,000)        (4,000)
                                                              ------------    ------------    -----------
          Total interest expense............................   (80,733,000)    (46,354,000)    (7,159,000)
                                                              ------------    ------------    -----------
NET INVESTMENT INCOME.......................................    36,763,000      19,205,000      2,798,000
                                                              ------------    ------------    -----------
NET REALIZED INVESTMENT GAINS
  (LOSSES)..................................................     4,690,000       5,020,000       (539,000)
                                                              ------------    ------------    -----------
Fee income:
  Variable annuity fees.....................................     3,607,000       1,712,000        690,000
  Surrender charges.........................................     4,350,000       1,809,000        221,000
                                                              ------------    ------------    -----------
          TOTAL FEE INCOME..................................     7,957,000       3,521,000        911,000
                                                              ------------    ------------    -----------
GENERAL AND ADMINISTRATIVE
  EXPENSES..................................................    (3,301,000)     (3,222,000)    (1,480,000)
                                                              ------------    ------------    -----------
AMORTIZATION OF DEFERRED
  ACQUISITION COSTS.........................................   (17,120,000)    (10,386,000)      (500,000)
                                                              ------------    ------------    -----------
ANNUAL COMMISSIONS..........................................      (348,000)       (195,000)       (19,000)
                                                              ------------    ------------    -----------
PRETAX INCOME...............................................    28,641,000      13,943,000      1,171,000
Income tax expense..........................................   (12,106,000)     (5,090,000)      (448,000)
                                                              ------------    ------------    -----------
NET INCOME..................................................  $ 16,535,000    $  8,853,000    $   723,000
                                                              ============    ============    ===========



                            See accompanying notes.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY



                            STATEMENT OF CASH FLOWS



                                                                        YEARS ENDED SEPTEMBER 30,
                                                              ---------------------------------------------
                                                                  1998            1997            1996
                                                              -------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $  16,535,000   $   8,853,000   $     723,000
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited to fixed annuity contracts............     80,624,000      45,765,000       7,155,000
    Net realized investment (gains) losses..................     (4,690,000)     (5,020,000)        539,000
    Accretion of net discounts on investments...............     (1,985,000)     (1,070,000)       (343,000)
    Amortization of goodwill................................         58,000          58,000          58,000
    Provision for deferred income taxes.....................       (389,000)        401,000         740,000
  Change in:
    Deferred acquisition costs..............................      5,642,000      (4,215,000)     (5,736,000)
    Income taxes receivable/payable.........................      7,941,000       2,535,000        (322,000)
  Other, net................................................      8,472,000      (2,289,000)       (254,000)
                                                              -------------   -------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    112,208,000      45,018,000       2,560,000
                                                              -------------   -------------   -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds and notes.........................................   (761,591,000)   (833,174,000)   (124,681,000)
    Mortgage loans..........................................    (82,256,000)             --              --
    Other investments, excluding short-term investments.....        (11,000)             --              --
  Sales of:
    Bonds and notes.........................................    864,763,000     561,887,000      80,440,000
    Mortgage loans..........................................             --      88,371,000              --
    Other investments, excluding short-term investments.....        494,000         140,000              --
  Redemptions and maturities of:
    Bonds and notes.........................................     81,254,000      51,600,000      11,514,000
    Mortgage loans..........................................     24,501,000      13,535,000       4,736,000
    Other investments, excluding short-term investments.....             --          99,000              --
                                                              -------------   -------------   -------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES............    127,154,000    (117,542,000)    (27,991,000)
                                                              -------------   -------------   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on fixed annuity contracts...............  $ 130,851,000   $ 131,711,000   $  45,417,000
  Net exchanges from the fixed accounts of variable annuity
    contracts...............................................    (47,852,000)    (22,346,000)     (4,719,000)
  Withdrawal payments on fixed annuity contracts............   (221,629,000)    (88,229,000)     (9,850,000)
  Claims and annuity payments on fixed annuity contracts....    (36,892,000)    (13,774,000)     (3,752,000)
  Capital contributions received............................             --       5,000,000              --
  Net receipts from (repayments of) other short-term
    financings..............................................    (23,970,000)     18,659,000      (1,340,000)
  Cession of non-annuity product lines......................    (34,776,000)             --              --
                                                              -------------   -------------   -------------
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES............   (234,268,000)     31,021,000      25,756,000
                                                              -------------   -------------   -------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS...............................................      5,094,000     (41,503,000)        325,000
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD......     50,585,000       6,707,000       6,382,000
CASH AND SHORT-TERM INVESTMENTS OF MERGED ENTITY AT DATE OF
  MERGER....................................................             --      85,381,000              --
                                                              -------------   -------------   -------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD............  $  55,679,000   $  50,585,000   $   6,707,000
                                                              =============   =============   =============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.............................  $     109,000   $     589,000   $       4,000
                                                              =============   =============   =============
  Net income taxes paid.....................................  $   5,439,000   $   2,154,000   $      30,000
                                                              =============   =============   =============



                            See accompanying notes.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY



                         NOTES TO FINANCIAL STATEMENTS



1.  NATURE OF OPERATIONS



First SunAmerica Life Insurance Company (The "Company") is a wholly-owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuity contracts in the state of New York.



The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strengths, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.



2.  BUSINESS COMBINATION



On March 31, 1997, SunAmerica Life Insurance Company, the direct parent of the Company, completed the acquisition of all of the outstanding stock of John Alden Life Insurance Company of New York ("JANY"). On October 31, 1997, JANY was merged with and into the Company. On the date of acquisition, JANY had assets having an aggregate fair value of $1,536,179,000, composed primarily of invested assets totaling $1,403,807,000. Liabilities assumed in this acquisition totaled $1,411,179,000, including $1,363,764,000 of fixed annuity reserves. An amount equal to the excess of the purchase price over the fair value of the net assets required, amounting to $103,695,000 at September 30, 1997, is included in Deferred Acquisition Costs on the balance sheet. The acquisition was accounted for by using the purchase method of accounting and the merger by using the pooling method from the date of acquisition. The balance sheet at September 30, 1997 and the income statement and statement of cash flows for the year ended September 30, 1997 have been restated from those originally contained in the September 30, 1997 Annual Report on Form 10-K to include the assets and liabilities of JANY and the results of JANY's operations and cash flows for the six-month period from April 1, 1997 through September 30, 1997. On a pro forma (unaudited) basis, assuming the acquisition and merger had occurred on October 1, 1995, the beginning of the earliest period presented herein, revenues (net investment income, net realized investment losses and fee income) would have been $40,891,000 and $29,768,000 and net income would have been $12,434,000 and $6,710,000 for the years ended September 30, 1997 and 1996, respectively.



3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles. Certain prior period amounts have been reclassified to conform with the 1998 presentation.



The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.



INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.



Bonds and notes available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds and notes are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.



Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Other invested assets include real estate, which is carried at the lower of cost or fair value, policy loans, which are carried at unpaid balances, and common stock, which is carried at fair value.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.



DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts.



Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Deferred acquisition costs consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.



As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. Deferred Acquisition Costs have been decreased by $30,000,000 at September 30, 1998 and $31,200,000 at September 30, 1997 for this adjustment.



VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.



GOODWILL: Goodwill, amounting to $705,000 at September 30, 1998, is amortized by using the straight-line method over a period of 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.



CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts are accounted for as investment- type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).



FEE INCOME: Variable annuity fees and surrender charges are recorded in income as earned.



INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.



RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130"). SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements. Implementation of SFAS 130 will not have an impact on the Company's results of operations, financial condition or liquidity.



In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.  INVESTMENTS



The amortized cost and estimated fair value of bonds and notes available for sale by major category follow:



                                                              AMORTIZED COST    ESTIMATED FAIR VALUE
                                                              --------------    --------------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................  $      518,000       $      549,000
  Mortgage-backed securities................................     454,934,000          472,557,000
  Securities of public utilities............................      81,525,000           84,711,000
  Corporate bonds and notes.................................     658,674,000          677,717,000
  Other debt securities.....................................      67,052,000           68,338,000
                                                              --------------       --------------
  Total.....................................................  $1,262,703,000       $1,303,872,000
                                                              ==============       ==============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government................  $   36,083,000       $   36,950,000
  Mortgage-backed securities................................     487,585,000          501,683,000
  Securities of public utilities............................      50,855,000           53,018,000
  Corporate bonds and notes.................................     754,322,000          775,073,000
  Other debt securities.....................................     130,267,000          132,529,000
                                                              --------------       --------------
  Total.....................................................  $1,459,112,000       $1,499,253,000
                                                              ==============       ==============



The amortized cost and estimated fair value of bonds and notes available for sale by contractual maturity, as of September 30, 1998, follow:



                                                              AMORTIZED COST    ESTIMATED FAIR VALUE
                                                              --------------    --------------------
Due in one year or less.....................................  $    8,342,000       $    8,377,000
Due after one year through five years.......................     257,156,000          268,154,000
Due after five years through ten years......................     430,780,000          440,068,000
Due after ten years.........................................     111,491,000          114,716,000
Mortgage-backed securities..................................     454,934,000          472,557,000
                                                              --------------       --------------
Total.......................................................  $1,262,703,000       $1,303,872,000
                                                              ==============       ==============



Actual maturities of bonds and notes will differ from those shown above due to prepayments and redemptions.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.  INVESTMENTS -- (CONTINUED)


Gross unrealized gains and losses on bonds and notes available for sale by major category follow:



                                                                 GROSS         GROSS
                                                              UNREALIZED     UNREALIZED
                                                                 GAINS         LOSSES
                                                              -----------   ------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................  $    31,000   $         --
  Mortgage-backed securities................................   17,733,000       (110,000)
  Securities of public utilities............................    3,562,000       (376,000)
  Corporate bonds and notes.................................   30,219,000    (11,176,000)
  Other debt securities.....................................    1,297,000        (11,000)
                                                              -----------   ------------
  Total.....................................................  $52,842,000   $(11,673,000)
                                                              ===========   ============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government................  $   867,000   $         --
  Mortgage-backed securities................................   14,176,000        (78,000)
  Securities of public utilities............................    2,163,000             --
  Corporate bonds and notes.................................   21,181,000       (430,000)
  Other debt securities.....................................    2,270,000         (8,000)
                                                              -----------   ------------
  Total.....................................................  $40,657,000   $   (516,000)
                                                              ===========   ============



Gross unrealized gains on equity securities available for sale aggregated $9,000 and $19,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.



Gross realized investment gains and losses on sales of investments are as follows:



                                                                     YEARS ENDED SEPTEMBER 30,
                                                              ----------------------------------------
                                                                 1998           1997          1996
                                                              -----------    ----------    -----------
BONDS AND NOTES:
  Realized gains............................................  $13,067,000    $6,441,000    $ 1,039,000
  Realized losses...........................................   (7,509,000)   (1,466,000)    (1,295,000)

MORTGAGE LOANS:
  Realized losses...........................................     (289,000)      (15,000)            --

OTHER INVESTMENTS:
  Realized gains............................................       22,000       140,000             --
  Realized losses...........................................     (209,000)           --       (112,000)
IMPAIRMENT C................................................     (392,000)      (80,000)      (171,000)
                                                              -----------    ----------    -----------
          Total net realized investment gains (losses)......  $ 4,690,000    $5,020,000    $  (539,000)
                                                              ===========    ==========    ===========



The sources and related amounts of investment income are as follows:



                                                                     YEARS ENDED SEPTEMBER 30,
                                                             -----------------------------------------
                                                                 1998           1997           1996
                                                             ------------    -----------    ----------
Short-term investments.....................................  $  2,340,000    $ 1,334,000    $  390,000
Bonds and notes............................................   100,808,000     56,253,000     9,186,000
Mortgage loans.............................................    13,901,000      7,714,000       381,000
Other invested assets......................................       447,000        258,000            --
                                                             ------------    -----------    ----------
          Total investment income..........................  $117,496,000    $65,559,000    $9,957,000
                                                             ============    ===========    ==========

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.  INVESTMENTS -- (CONTINUED)


Expenses incurred to manage the investment portfolio amounted to $814,000 for the year ended September 30, 1998, $387,000 for the year ended September 30, 1997, and $121,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.



The carrying value of investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at September 30, 1998 is as follows:



Bonds and notes:
  Mellon Bank NA............................................  $24,484,000
                                                              ===========



At September 30, 1998, mortgage loans were collateralized by properties located in 34 states and the District of Columbia, with loans totaling approximately 16% of the aggregate carrying value of the portfolio secured by properties located in New York, approximately 15% by properties located in California, and approximately 10% by properties located in Michigan. No more than 8% of the portfolio was secured by properties in any other single state.



At September 30, 1998, bonds and notes included $97,045,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.



At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $1,167,000 all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.



At September 30, 1998, $518,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.



5.  FAIR VALUE OF FINANCIAL INSTRUMENTS



The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.



The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.



The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:



CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.



BONDS AND NOTES: Fair value is based principally on independent pricing services, broker quotes and other independent information.



MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.



VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.



RECEIVABLE FROM (PAYABLE TO) BROKERS FOR SALES (PURCHASES) OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.



RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)


VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.



The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:



                                                              CARRYING VALUE      FAIR VALUE
                                                              --------------    --------------
1998:
ASSETS:
  Cash and short-term investments...........................  $   55,679,000    $   55,679,000
  Bonds and notes...........................................   1,303,872,000     1,303,872,000
  Mortgage loans............................................     187,906,000       194,471,000
  Variable annuity assets held in separate accounts.........     271,865,000       271,865,000
  Receivable from brokers for sales of securities...........       6,601,000         6,601,000
LIABILITIES:
  Reserves for fixed annuity contracts......................   1,460,856,000     1,406,853,000
  Variable annuity liabilities related to separate
     accounts...............................................     271,865,000       256,623,000
                                                              ==============    ==============
1997:
ASSETS:
  Cash and short-term investments...........................  $   50,585,000    $   50,585,000
  Bonds and notes...........................................   1,499,253,000     1,499,253,000
  Mortgage loans............................................     131,117,000       136,648,000
  Variable annuity assets held in separate accounts.........     171,475,000       171,475,000
LIABILITIES:
  Reserves for fixed annuity contracts......................   1,556,656,000     1,486,551,000
  Payable to brokers for purchases of securities............      12,460,000        12,460,000
  Variable annuity liabilities related to separate
     accounts...............................................     171,475,000       163,045,000
                                                              ==============    ==============



6.  CONTINGENT LIABILITIES



The Company is involved in various kinds of litigation common to its business. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.



7.  SHAREHOLDER'S EQUITY



The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At September 30, 1998 and 1997, 300 shares were outstanding.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.  SHAREHOLDER'S EQUITY -- (CONTINUED)


Changes in shareholder's equity are as follows:



                                                                    YEARS ENDED SEPTEMBER 30,
                                                           -------------------------------------------
                                                               1998            1997           1996
                                                           ------------    ------------    -----------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balance......................................  $144,428,000    $ 14,428,000    $14,428,000
  Additional paid-in capital acquired as a result of the
     merger with JANY....................................            --     125,000,000             --
  Capital contributions received.........................            --       5,000,000             --
                                                           ------------    ------------    -----------
       Ending balance....................................  $144,428,000    $144,428,000    $14,428,000
                                                           ============    ============    ===========
RETAINED EARNINGS:
  Beginning balance......................................  $ 14,826,000    $  5,973,000    $ 5,250,000
  Net income.............................................    16,535,000       8,853,000        723,000
                                                           ------------    ------------    -----------
  Ending balance.........................................  $ 31,361,000    $ 14,826,000    $ 5,973,000
                                                           ============    ============    ===========
NET UNREALIZED GAINS (LOSSES) ON BONDS AND NOTES
  AVAILABLE FOR SALE:
  Beginning balance......................................  $  5,824,000    $   (181,000)   $  (860,000)
  Change in net unrealized gains (losses) on bonds and
     notes available for sale............................     1,018,000      40,538,000      1,145,000
  Change in adjustment to deferred acquisition costs.....     1,200,000     (31,300,000)      (100,000)
  Tax effect of net changes..............................      (776,000)     (3,233,000)      (366,000)
                                                           ------------    ------------    -----------
  Ending balance.........................................  $  7,266,000    $  5,824,000    $  (181,000)
                                                           ============    ============    ===========



For a life insurance company domiciled in the State of New York, no dividend may be distributed to any shareholder unless notice of the domestic insurer's intention to declare such dividend and the amount have been filed with the Superintendent of Insurance not less than 30 days in advance of such proposed declaration, or if the Superintendent disapproves the distribution of the dividend within the 30-day period. No dividends were paid in fiscal years 1998, 1997 or 1996.



Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $15,170,000. The statutory net income for the year ended December 31, 1997 was $18,390,000 and the statutory net income for the year ended December 31, 1996 was $9,989,000. The Company's statutory capital and surplus was $94,239,000 at September 30, 1998, $83,861,000 at December 31, 1997
and $77,929,000 at December 31, 1996.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.  INCOME TAXES



The components of the provisions for income taxes on pretax income consist of the following:



                                                               NET REALIZED
                                                                INVESTMENT
                                                              GAINS (LOSSES)   OPERATIONS      TOTAL
                                                              --------------   ----------   -----------
1998:
  Currently payable.........................................    $2,711,000     $9,784,000   $12,495,000
  Deferred..................................................      (515,000)       126,000      (389,000)
                                                                ----------     ----------   -----------
          Total income tax expense..........................    $2,196,000     $9,910,000   $12,106,000
                                                                ==========     ==========   ===========
1997:
  Currently payable.........................................    $1,790,000     $2,899,000   $ 4,689,000
  Deferred..................................................       (11,000)       412,000       401,000
                                                                ----------     ----------   -----------
          Total income tax expense..........................    $1,779,000     $3,311,000   $ 5,090,000
                                                                ==========     ==========   ===========
1996:
  Currently payable.........................................    $ (121,000)    $ (171,000)  $  (292,000)
  Deferred..................................................      (105,000)       845,000       740,000
                                                                ----------     ----------   -----------
          Total income tax expense..........................    $ (226,000)    $  674,000   $   448,000
                                                                ==========     ==========   ===========



Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:



                                                                   YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------
                                                                 1998          1997        1996
                                                              -----------   ----------   --------
Amount computed at statutory rate...........................  $10,024,000   $4,880,000   $410,000
Increases (decreases) resulting from:
  Amortization of differences between book and tax bases of
     net assets acquired....................................       20,000       20,000     20,000
  State income taxes, net of federal tax benefit............    2,042,000      200,000     25,000
  Other, net................................................       20,000      (10,000)    (7,000)
                                                              -----------   ----------   --------
          Total income tax expense..........................  $12,106,000   $5,090,000   $448,000
                                                              ===========   ==========   ========



Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:



                                                                     SEPTEMBER 30,
                                                              ----------------------------
                                                                  1998            1997
                                                              ------------    ------------
DEFERRED TAX LIABILITIES:
Investments.................................................  $  1,782,000    $    891,000
Deferred acquisition costs..................................    29,505,000      30,144,000
Net unrealized gains on debt and equity securities available
  for sale..................................................     3,912,000       3,136,000
Other liabilities...........................................        46,000         125,000
                                                              ------------    ------------
Total deferred tax liabilities..............................    35,245,000      34,296,000
                                                              ------------    ------------
DEFERRED TAX ASSETS:
Contractholder reserves.....................................   (18,535,000)    (26,202,000)
State income taxes..........................................       (79,000)        (80,000)
Other assets................................................   (11,260,000)     (3,030,000)
                                                              ------------    ------------
Total deferred tax assets...................................   (29,874,000)    (29,312,000)
                                                              ------------    ------------
Deferred income taxes.......................................  $  5,371,000    $  4,984,000
                                                              ============    ============

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.  RELATED-PARTY MATTERS



The Company pays commissions to six affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp., Spelman & Co. Inc. and Royal Alliance Associates, Inc. Commissions paid to these broker-dealers totaled $3,855,000 in 1998, $4,486,000 in 1997, and $2,646,000 in 1996. These broker-dealers represent a significant portion of the Company's business, amounting to 33.0%, 38.9% and 57.9% of premiums in 1998, 1997 and 1996, respectively. No single unaffiliated broker-dealer was responsible for more than 22% of total premiums in each of the years ended September 30, 1998, 1997, and 1996.



The Company paid occupancy and office services expenses to Royal Alliance Associates, Inc. totaling $15,000 for the year ended September 30, 1996. The Company paid no such charges in the years ended September 30, 1998 and 1997.



The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $3,877,000 for the year ended September 30, 1998, $2,454,000 for the year ended September 30, 1997 and $2,097,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $1,877,000, $1,223,000 and $1,082,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.



During the year ended September 30, 1998, the Company sold bonds to the Parent for cash equal to their current market value, which aggregated $2,155,000. The Company recorded a net gain of $83,000 on the transactions.



10.  SUBSEQUENT EVENTS



On July 15, 1998, Anchor National Life Insurance Company, an affiliate of the Company, entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The affiliate plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State (the "New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company via an assumption reinsurance agreement between the Company and MBL Life, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.



On August 20, 1998, the Company's Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B Common Stock) will be exchanged for
 .855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                NOVEMBER 30, 1997



                          [TO BE UPDATED BY AMENDMENT]

                        REPORT OF INDEPENDENT ACCOUNTANTS


January 28, 1998



To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at November 30, 1997, the results of their operations for the year then ended, and the changes in their net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                November 30, 1997


                                                                                           Government  International
                                                  Capital                     Natural            and     Diversified         Global
                                             Appreciation     Growth         Resources   Quality Bond       Equities       Equities
                                                Portfolio    Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                              -----------    -----------    -----------    -----------    -----------    -----------
Assets:
   Investments in Anchor Series Trust,
      at market value                         $10,846,498    $ 3,992,450    $ 1,253,153    $ 2,410,136    $         0    $         0

   Investments in SunAmerica Series Trust,
      at market value                                   0              0              0              0      8,747,111      5,243,938

Liabilities                                             0              0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net Assets                                    $10,846,498    $ 3,992,450    $ 1,253,153    $ 2,410,136    $ 8,747,111    $ 5,243,938
                                              ===========    ===========    ===========    ===========    ===========    ===========


Accumulation units outstanding                    510,291        196,539        112,509        190,449        753,010        310,271
                                              ===========    ===========    ===========    ===========    ===========    ===========

Unit value of accumulation units              $     21.26    $     20.31    $     11.14    $     12.65    $     11.62    $     16.90
                                              ===========    ===========    ===========    ===========    ===========    ===========



                                                Aggressive
                                                    Growth
                                                 Portfolio
                                                -----------
Assets:
   Investments in Anchor Series Trust,
      at market value                           $         0

   Investments in SunAmerica Series Trust,
      at market value                             5,500,692

Liabilities                                               0
                                                -----------

Net Assets                                      $ 5,500,692
                                                ===========


Accumulation units outstanding                      478,003
                                                ===========

Unit value of accumulation units                $     11.51
                                                ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                November 30, 1997
                                   (Continued)

                                                                                        Growth/Phoenix
                                                  Venture      Federated         Putnam     Investment       Alliance        Growth-
                                                    Value          Value         Growth        Counsel         Growth         Income
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              -----------    -----------    -----------    -----------    -----------    -----------
Assets:
   Investments in Anchor Series Trust,
      at market value                         $         0    $         0    $         0    $         0    $         0    $         0

   Investments in SunAmerica Series Trust,
      at market value                          30,338,297      2,975,454      4,283,121      2,726,366     16,650,740     13,149,426

Liabilities                                             0              0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net Assets                                    $30,338,297    $ 2,975,454    $ 4,283,121    $ 2,726,366    $16,650,740    $13,149,426
                                              ===========    ===========    ===========    ===========    ===========    ===========


Accumulation units outstanding                  1,424,342        218,504        231,883        154,635        679,444        614,307
                                              ===========    ===========    ===========    ===========    ===========    ===========

Unit value of accumulation units              $     21.30    $     13.62    $     18.47    $     17.63    $     24.51    $     21.41
                                              ===========    ===========    ===========    ===========    ===========    ===========



                                                        Asset
                                                   Allocation
                                                    Portfolio
                                                  -----------
Assets:
   Investments in Anchor Series Trust,
      at market value                             $         0

   Investments in SunAmerica Series Trust,
      at market value                              10,465,311

Liabilities                                                 0
                                                  -----------

Net Assets                                        $10,465,311
                                                  ===========


Accumulation units outstanding                        581,922
                                                  ===========

Unit value of accumulation units                  $     17.98
                                                  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                November 30, 1997
                                   (Continued)

                                                         Balanced/Phoenix
                                              SunAmerica    Investment                   Worldwide    High-Yield       Global
                                                Balanced       Counsel      Utility    High Income          Bond         Bond
                                               Portfolio     Portfolio    Portfolio      Portfolio     Portfolio    Portfolio
                                              ----------    ----------    ----------    ----------    ----------    ----------
Assets:
   Investments in Anchor Series Trust,
      at market value                         $        0    $        0    $        0    $        0    $        0    $        0

   Investments in SunAmerica Series Trust,
      at market value                          3,179,930     3,564,842       763,480     6,388,216     8,031,563     1,944,229

Liabilities                                            0             0             0             0             0             0
                                              ----------    ----------    ----------    ----------    ----------    ----------

Net Assets                                    $3,179,930    $3,564,842    $  763,480    $6,388,216    $8,031,563    $1,944,229
                                              ==========    ==========    ==========    ==========    ==========    ==========


Accumulation units outstanding                   240,556       230,784        59,907       399,865       547,787       148,602
                                              ==========    ==========    ==========    ==========    ==========    ==========

Unit value of accumulation units              $    13.22    $    15.45    $    12.74    $    15.98    $    14.66    $    13.08
                                              ==========    ==========    ==========    ==========    ==========    ==========




                                                  Corporate
                                                       Bond
                                                  Portfolio
                                                 ----------
Assets:
   Investments in Anchor Series Trust,
      at market value                            $        0

   Investments in SunAmerica Series Trust,
      at market value                             1,516,573

Liabilities                                               0
                                                 ----------

Net Assets                                       $1,516,573
                                                 ==========


Accumulation units outstanding                      120,997
                                                 ==========

Unit value of accumulation units                 $    12.54
                                                 ==========



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                November 30, 1997
                                   (Continued)


                                             International        Emerging            Real           Cash
                                           Growth & Income         Markets          Estate      Management
                                                 Portfolio       Portfolio       Portfolio       Portfolio           TOTAL
                                              ------------    ------------    ------------    ------------    ------------
Assets:
   Investments in Anchor Series Trust,
      at market value                         $          0    $          0    $          0    $          0    $ 18,502,237

   Investments in SunAmerica Series Trust,
      at market value                              891,086         680,059         644,965       2,648,562     130,333,961

Liabilities                                              0               0               0               0               0
                                              ------------    ------------    ------------    ------------    ------------

Net Assets                                    $    891,086    $    680,059    $    644,965    $  2,648,562    $148,836,198
                                              ============    ============    ============    ============    ============


Accumulation units outstanding                      86,248          85,313          56,379         231,674
                                              ============    ============    ============    ============

Unit value of accumulation units              $      10.33    $       7.97    $      11.44    $      11.43
                                              ============    ============    ============    ============



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 1997

                                                                    Market Value        Market
Variable Accounts                                        Shares        Per Share         Value            Cost
                                                        -------     ------------     ---------       ---------
ANCHOR SERIES TRUST:
  Capital Appreciation Portfolio                        344,036      $ 31.53      $ 10,846,498    $  9,784,603
  Growth Portfolio                                      149,471        26.71         3,992,450       3,572,469
  Natural Resources Portfolio                            86,030        14.57         1,253,153       1,444,614
  Government and Quality Bond Portfolio                 174,130        13.84         2,410,136       2,404,685
                                                                                  ------------    ------------
                                                                                    18,502,237      17,206,371
                                                                                  ------------    ------------

SUNAMERICA SERIES TRUST:
  International Diversified Equities Portfolio          771,930        11.33         8,747,111       8,547,561
  Global Equities Portfolio                             328,190        15.98         5,243,938       4,928,329
  Aggressive Growth Portfolio                           467,814        11.76         5,500,692       4,892,107
  Venture Value Portfolio                             1,413,419        21.47        30,338,297      24,147,831
  Federated Value Portfolio                             214,114        13.90         2,975,454       2,576,459
  Putnam Growth Portfolio                               223,669        19.15         4,283,121       3,523,652
  Growth/Phoenix Investment Counsel Portfolio           174,549        15.62         2,726,366       2,397,602
  Alliance Growth Portfolio                             737,951        22.56        16,650,740      13,628,786
  Growth-Income Portfolio                               631,670        20.82        13,149,426      10,822,199
  Asset Allocation Portfolio                            645,641        16.21        10,465,311       9,249,120
  SunAmerica Balanced Portfolio                         236,427        13.45         3,179,930       2,804,365
  Balanced/Phoenix Investment Counsel Portfolio         241,689        14.75         3,564,842       3,113,197
  Utility Portfolio                                      59,127        12.91           763,480         655,822
  Worldwide High Income Portfolio                       483,964        13.20         6,388,216       6,120,747
  High-Yield Bond Portfolio                             679,519        11.82         8,031,563       7,416,893
  Global Bond Portfolio                                 168,863        11.51         1,944,229       1,869,767
  Corporate Bond Portfolio                              131,390        11.54         1,516,573       1,434,743
  International Growth & Income Portfolio                85,599        10.41           891,086         903,754
  Emerging Markets Portfolio                             84,682         8.03           680,059         851,654
  Real Estate Portfolio                                  55,951        11.53           644,965         609,462
  Cash Management Portfolio                             246,711        10.74         2,648,562       2,622,881
                                                                                  ------------    ------------
                                                                                   130,333,961     113,116,931
                                                                                  ------------    ------------
                                                                                  $148,836,198    $130,323,302
                                                                                  ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                November 30, 1997

                                                                                     Government   International
                                         Capital                       Natural            and       Diversified          Global
                                    Appreciation          Growth      Resources    Quality Bond        Equities        Equities
                                       Portfolio       Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                     -----------     -----------     -----------     -----------     -----------     -----------
Investment income:
   Dividends and capital
     gains distributions             $   801,148     $   354,806     $    93,759     $   138,654     $   213,997     $   140,444
                                     -----------     -----------     -----------     -----------     -----------     -----------

      Total investment income            801,148         354,806          93,759         138,654         213,997         140,444
                                     -----------     -----------     -----------     -----------     -----------     -----------

Expenses:
   Mortality risk charge                 (75,155)        (27,676)        (11,694)        (19,059)        (69,131)        (35,130)
   Expense risk charge                   (25,789)         (9,497)         (4,013)         (6,540)        (23,721)        (12,054)
   Distribution expense charge           (11,052)         (4,070)         (1,720)         (2,802)        (10,167)         (5,166)
                                     -----------     -----------     -----------     -----------     -----------     -----------

      Total expenses                    (111,996)        (41,243)        (17,427)        (28,401)       (103,019)        (52,350)
                                     -----------     -----------     -----------     -----------     -----------     -----------

Net investment income (loss)             689,152         313,563          76,332         110,253         110,978          88,094
                                     -----------     -----------     -----------     -----------     -----------     -----------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold          668,312         286,245         333,591         382,424         355,269         184,533
      Cost of shares sold               (601,626)       (246,853)       (331,651)       (383,451)       (333,372)       (169,283)
                                     -----------     -----------     -----------     -----------     -----------     -----------

Net realized gains (losses) from
   securities transactions                66,686          39,392           1,940          (1,027)         21,897          15,250
                                     -----------     -----------     -----------     -----------     -----------     -----------

Net unrealized appreciation
   (depreciation) of investments:
      Beginning of period                377,404         187,752          19,235          (6,565)        250,616         148,097
      End of period                    1,061,895         419,981        (191,461)          5,451         199,550         315,609
                                     -----------     -----------     -----------     -----------     -----------     -----------

Change in net unrealized
 appreciation/depreciation
   of investments                        684,491         232,229        (210,696)         12,016         (51,066)        167,512
                                     -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net
     assets from operations          $ 1,440,329     $   585,184     $  (132,424)    $   121,242     $    81,809     $   270,856
                                     ===========     ===========     ===========     ===========     ===========     ===========


                                     Aggressive
                                         Growth
                                      Portfolio
                                     -----------
Investment income:
   Dividends and capital
     gains distributions             $     2,464
                                     -----------

      Total investment income              2,464
                                     -----------

Expenses:
   Mortality risk charge                 (38,078)
   Expense risk charge                   (13,066)
   Distribution expense charge            (5,599)
                                     -----------

      Total expenses                     (56,743)
                                     -----------

Net investment income (loss)             (54,279)
                                     -----------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold          505,965
      Cost of shares sold               (462,342)
                                     -----------

Net realized gains (losses) from
   securities transactions                43,623
                                     -----------

Net unrealized appreciation
   (depreciation) of investments:
      Beginning of period                112,188
      End of period                      608,585
                                     -----------

Change in net unrealized
 appreciation/depreciation
   of investments                        496,397
                                     -----------

Increase (decrease) in net
     assets from operations          $   485,741
                                     ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                November 30, 1997
                                   (Continued)


                                                                            Growth/Phoenix
                                      Venture      Federated        Putnam    Investment      Alliance        Growth         Asset
                                        Value          Value        Growth       Counsel        Growth        Income    Allocation
                                    Portfolio      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
   Dividends and capital gains
      distributions                $   299,694   $     2,715   $    66,236   $   156,007   $   478,598   $   297,663   $   465,185
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

      Total investment income          299,694         2,715        66,236       156,007       478,598       297,663       465,185
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
   Mortality risk charge              (200,480)      (16,606)      (27,603)      (20,257)     (114,591)      (84,800)      (72,074)
   Expense risk charge                 (68,792)       (5,698)       (9,472)       (6,951)      (39,320)      (29,098)      (24,731)
   Distribution expense charge         (29,482)       (2,442)       (4,059)       (2,979)      (16,852)      (12,470)      (10,600)
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

      Total expenses                  (298,754)      (24,746)      (41,134)      (30,187)     (170,763)     (126,368)     (107,405)
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)               940       (22,031)       25,102       125,820       307,835       171,295       357,780
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold        251,850       254,756       413,141       163,497       377,919       459,773       255,235
      Cost of shares sold             (210,545)     (226,346)     (361,433)     (149,404)     (319,579)     (385,790)     (227,161)
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions              41,305        28,410        51,708        14,093        58,340        73,983        28,074
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period            1,679,344        71,390       240,144       138,904     1,023,245       632,603       434,382
      End of period                  6,190,466       398,995       759,469       328,764     3,021,954     2,327,227     1,216,191
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Change in net unrealized
 appreciation/depreciation
   of investments                    4,511,122       327,605       519,325       189,860     1,998,709     1,694,624       781,809
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
    from operations                $ 4,553,367   $   333,984   $   596,135   $   329,773   $ 2,364,884   $ 1,939,902   $ 1,167,663
                                   ===========   ===========   ===========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                November 30, 1997
                                   (Continued)

                                               Balanced/Phoenix
                                    SunAmerica    Investment                   Worldwide    High-Yield        Global     Corporate
                                      Balanced       Counsel       Utility   High Income          Bond          Bond          Bond
                                     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
   Dividends and capital gains
         distributions             $     6,988   $   121,643   $     3,265   $   252,293   $   300,729   $    66,372   $    34,226
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

      Total investment income            6,988       121,643         3,265       252,293       300,729        66,372        34,226
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
   Mortality risk charge               (18,826)      (29,646)       (4,530)      (39,834)      (56,789)      (12,053)       (9,320)
   Expense risk charge                  (6,460)      (10,173)       (1,555)      (13,668)      (19,486)       (4,136)       (3,198)
   Distribution expense charge          (2,768)       (4,360)         (666)       (5,858)       (8,352)       (1,773)       (1,371)
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

      Total expenses                   (28,054)      (44,179)       (6,751)      (59,360)      (84,627)      (17,962)      (13,889)
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)           (21,066)       77,464        (3,486)      192,933       216,102        48,410        20,337
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold        201,643       246,886        47,740     1,816,728     2,697,620       104,910       192,195
      Cost of shares sold             (179,248)     (217,269)      (44,104)   (1,754,872)   (2,617,670)     (106,252)     (187,794)
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions              22,395        29,617         3,636        61,856        79,950        (1,342)        4,401
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation
   (depreciation) of investments:
      Beginning of period               60,718       215,820        15,710       190,927       180,131        30,766        26,458
      End of period                    375,565       451,645       107,658       267,469       614,670        74,462        81,830
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Change in net unrealized
  appreciation/depreciation
   of investments                      314,847       235,825        91,948        76,542       434,539        43,696        55,372
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net
     assets from operations        $   316,176   $   342,906   $    92,098   $   331,331   $   730,591   $    90,764   $    80,110
                                   ===========   ===========   ===========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                November 30, 1997
                                   (Continued)


                                 International       Emerging           Real           Cash
                               Growth & Income        Markets         Estate     Management
                                     Portfolio      Portfolio      Portfolio      Portfolio          TOTAL
                                  ------------   ------------   ------------   ------------   ------------
Investment income:
   Dividends and capital gains
      distributions               $          0   $          0   $          0   $     63,499   $  4,360,385
                                  ------------   ------------   ------------   ------------   ------------

      Total investment income                0              0              0         63,499      4,360,385
                                  ------------   ------------   ------------   ------------   ------------

Expenses:
   Mortality risk charge                (2,337)        (2,439)        (1,801)       (16,893)    (1,006,802)
   Expense risk charge                    (802)          (837)          (618)        (5,797)      (345,472)
   Distribution expense charge            (344)          (358)          (265)        (2,484)      (148,059)
                                  ------------   ------------   ------------   ------------   ------------

      Total expenses                    (3,483)        (3,634)        (2,684)       (25,174)    (1,500,333)
                                  ------------   ------------   ------------   ------------   ------------

Net investment income (loss)            (3,483)        (3,634)        (2,684)        38,325      2,860,052
                                  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
      Proceeds from shares sold         62,185         11,372         93,080      5,627,645     15,994,514
      Cost of shares sold              (60,331)       (12,311)       (88,946)    (5,626,322)   (15,303,955)
                                  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions               1,854           (939)         4,134          1,323        690,559
                                  ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                    0              0              0          6,758      6,036,027
      End of period                    (12,668)      (171,595)        35,503         25,681     18,512,896
                                  ------------   ------------   ------------   ------------   ------------

Change in net unrealized
 appreciation/depreciation
   of investments                      (12,668)      (171,595)        35,503         18,923     12,476,869
                                  ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
   assets from operations         $    (14,297)  $   (176,168)  $     36,953   $     58,571   $ 16,027,480
                                  ============   ============   ============   ============   ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1997

                                                                                                  Government  International
                                                        Capital                       Natural            and    Diversified
                                                   Appreciation         Growth      Resources   Quality Bond       Equities
                                                      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $    689,152   $    313,563   $     76,332   $    110,253   $    110,978
   Net realized gains (losses) from
      securities transactions                            66,686         39,392          1,940         (1,027)        21,897
   Change in net unrealized appreciation/
      depreciation of investments                       684,491        232,229       (210,696)        12,016        (51,066)
                                                   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations     1,440,329        585,184       (132,424)       121,242         81,809
                                                   ------------   ------------   ------------   ------------   ------------

From capital transactions:
   Net proceeds from units sold                       3,762,146      1,485,058        270,132        688,158      3,366,816
   Cost of units redeemed                              (233,168)       (92,724)       (26,145)       (85,843)      (182,443)
   Net transfers                                      1,602,128        312,744        389,627        164,373      1,426,184
                                                   ------------   ------------   ------------   ------------   ------------

          Increase in net assets
             from capital transactions                5,131,106      1,705,078        633,614        766,688      4,610,557
                                                   ------------   ------------   ------------   ------------   ------------

Increase in net assets                                6,571,435      2,290,262        501,190        887,930      4,692,366
Net assets at beginning of period                     4,275,063      1,702,188        751,963      1,522,206      4,054,745
                                                   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                        $ 10,846,498   $  3,992,450   $  1,253,153   $  2,410,136   $  8,747,111
                                                   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           198,025         79,916         21,566         57,180        290,420
   Units redeemed                                       (11,700)        (5,154)        (2,102)        (7,195)       (15,224)
   Units transferred                                     81,533         17,513         31,043         12,926        121,862
                                                   ------------   ------------   ------------   ------------   ------------

Increase in units outstanding                           267,858         92,275         50,507         62,911        397,058
Beginning units                                         242,433        104,264         62,002        127,538        355,952
                                                   ------------   ------------   ------------   ------------   ------------

Ending units                                            510,291        196,539        112,509        190,449        753,010
                                                   ============   ============   ============   ============   ============


                                                           Global    Aggressive
                                                         Equities        Growth
                                                        Portfolio     Portfolio
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                      $     88,094   $    (54,279)
   Net realized gains (losses) from
      securities transactions                              15,250         43,623
   Change in net unrealized appreciation/
      depreciation of investments                         167,512        496,397
                                                     ------------   ------------

Increase (decrease) in net assets from operations         270,856        485,741
                                                     ------------   ------------

From capital transactions:
   Net proceeds from units sold                         1,846,070      2,253,151
   Cost of units redeemed                                (107,351)       (69,434)
   Net transfers                                        1,454,207      1,181,152
                                                     ------------   ------------

          Increase in net assets
             from capital transactions                  3,192,926      3,364,869
                                                     ------------   ------------

Increase in net assets                                  3,463,782      3,850,610
Net assets at beginning of period                       1,780,156      1,650,082
                                                     ------------   ------------
Net assets at end of period                          $  5,243,938   $  5,500,692
                                                     ============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                             111,928        210,227
   Units redeemed                                          (6,498)        (6,220)
   Units transferred                                       87,353        113,606
                                                     ------------   ------------

Increase in units outstanding                             192,783        317,613
Beginning units                                           117,488        160,390
                                                     ------------   ------------

Ending units                                              310,271        478,003
                                                     ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1997
                                   (Continued)

                                                                                              Growth/Phoenix
                                                        Venture      Federated         Putnam     Investment       Alliance
                                                          Value          Value         Growth        Counsel         Growth
                                                      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $        940   $    (22,031)  $     25,102   $    125,820   $    307,835
   Net realized gains (losses) from
      securities transactions                            41,305         28,410         51,708         14,093         58,340
   Change in net unrealized appreciation/
      depreciation of investments                     4,511,122        327,605        519,325        189,860      1,998,709
                                                   ------------   ------------   ------------   ------------   ------------

         Increase (decrease) in net assets
            from operations                           4,553,367        333,984        596,135        329,773      2,364,884
                                                   ------------   ------------   ------------   ------------   ------------

From capital transactions:
   Net proceeds from units sold                      10,956,243      1,191,374      1,446,147        776,108      5,338,381
   Cost of units redeemed                              (684,906)       (62,919)       (44,063)       (64,857)      (208,599)
   Net transfers                                      5,409,572        752,923        579,000        271,272      2,884,825
                                                   ------------   ------------   ------------   ------------   ------------

         Increase in net assets
            from capital transactions                15,680,909      1,881,378      1,981,084        982,523      8,014,607
                                                   ------------   ------------   ------------   ------------   ------------

Increase in net assets                               20,234,276      2,215,362      2,577,219      1,312,296     10,379,491
Net assets at beginning of period                    10,104,021        760,092      1,705,902      1,414,070      6,271,249
                                                   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                        $ 30,338,297   $  2,975,454   $  4,283,121   $  2,726,366   $ 16,650,740
                                                   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           579,765         95,533         85,267         48,252        238,955
   Units redeemed                                       (34,116)        (5,188)        (2,628)        (4,061)        (8,884)
   Units transferred                                    273,114         59,061         34,625         15,794        127,148
                                                   ------------   ------------   ------------   ------------   ------------

Increase in units outstanding                           818,763        149,406        117,264         59,985        357,219
Beginning units                                         605,579         69,098        114,619         94,650        322,225
                                                   ------------   ------------   ------------   ------------   ------------

Ending units                                          1,424,342        218,504        231,883        154,635        679,444
                                                   ============   ============   ============   ============   ============



                                                           Growth          Asset
                                                           Income     Allocation
                                                        Portfolio      Portfolio
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                      $    171,295   $    357,780
   Net realized gains (losses) from
      securities transactions                              73,983         28,074
   Change in net unrealized appreciation/
      depreciation of investments                       1,694,624        781,809
                                                     ------------   ------------

         Increase (decrease) in net assets
            from operations                             1,939,902      1,167,663
                                                     ------------   ------------

From capital transactions:
   Net proceeds from units sold                         4,741,999      3,921,217
   Cost of units redeemed                                (294,686)      (202,002)
   Net transfers                                        2,430,631      1,623,059
                                                     ------------   ------------

         Increase in net assets
            from capital transactions                   6,877,944      5,342,274
                                                     ------------   ------------

Increase in net assets                                  8,817,846      6,509,937
Net assets at beginning of period                       4,331,580      3,955,374
                                                     ------------   ------------
Net assets at end of period                          $ 13,149,426   $ 10,465,311
                                                     ============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                             247,825        234,050
   Units redeemed                                         (14,732)       (12,374)
   Units transferred                                      121,870         96,038
                                                     ------------   ------------

Increase in units outstanding                             354,963        317,714
Beginning units                                           259,344        264,208
                                                     ------------   ------------

Ending units                                              614,307        581,922
                                                     ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1997
                                   (Continued)

                                                       Balanced/Phoenix
                                            SunAmerica    Investment                   Worldwide    High-Yield        Global
                                              Balanced       Counsel       Utility   High Income          Bond          Bond
                                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (21,066)  $    77,464   $    (3,486)  $   192,933   $   216,102   $    48,410
   Net realized gains (losses) from
      securities transactions                   22,395        29,617         3,636        61,856        79,950        (1,342)
   Change in net unrealized appreciation/
      depreciation of investments              314,847       235,825        91,948        76,542       434,539        43,696
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Increase (decrease) in net assets
     from operations                           316,176       342,906        92,098       331,331       730,591        90,764
                                           -----------   -----------   -----------   -----------   -----------   -----------

From capital transactions:
   Net proceeds from units sold              1,358,843       907,201       270,763     2,617,775     3,076,922       491,378
   Cost of units redeemed                     (101,603)      (91,136)      (25,279)     (217,776)     (238,177)      (62,548)
   Net transfers                               801,378       234,891       204,799     1,885,267     1,592,473       775,695
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Increase in net assets
     from capital transactions               2,058,618     1,050,956       450,283     4,285,266     4,431,218     1,204,525
                                           -----------   -----------   -----------   -----------   -----------   -----------

Increase in net assets                       2,374,794     1,393,862       542,381     4,616,597     5,161,809     1,295,289
Net assets at beginning of period              805,136     2,170,980       221,099     1,771,619     2,869,754       648,940
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                $ 3,179,930   $ 3,564,842   $   763,480   $ 6,388,216   $ 8,031,563   $ 1,944,229
                                           ===========   ===========   ===========   ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  112,330        63,367        23,686       168,411       225,565        39,142
   Units redeemed                               (7,636)       (6,233)       (2,209)      (13,293)      (17,255)       (5,051)
   Units transferred                            62,953        16,540        17,709       120,019       118,752        61,518
                                           -----------   -----------   -----------   -----------   -----------   -----------

Increase in units outstanding                  167,647        73,674        39,186       275,137       327,062        95,609
Beginning units                                 72,909       157,110        20,721       124,728       220,725        52,993
                                           -----------   -----------   -----------   -----------   -----------   -----------

Ending units                                   240,556       230,784        59,907       399,865       547,787       148,602
                                           ===========   ===========   ===========   ===========   ===========   ===========



                                               Corporate
                                                    Bond
                                               Portfolio
                                             -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    20,337
   Net realized gains (losses) from
      securities transactions                      4,401
   Change in net unrealized appreciation/
      depreciation of investments                 55,372
                                             -----------

Increase (decrease) in net assets from
  operations                                      80,110
                                             -----------

From capital transactions:
   Net proceeds from units sold                  603,220
   Cost of units redeemed                        (46,776)
   Net transfers                                 319,136
                                             -----------

    Increase in net assets
     from capital transactions                   875,580
                                             -----------

Increase in net assets                           955,690
Net assets at beginning of period                560,883
                                             -----------
Net assets at end of period                  $ 1,516,573
                                             ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     50,768
   Units redeemed                                 (3,971)
   Units transferred                              26,039
                                             -----------

Increase in units outstanding                     72,836
Beginning units                                   48,161
                                             -----------

Ending units                                     120,997
                                             ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1997
                                   (Continued)

                                          International        Emerging            Real            Cash
                                        Growth & Income         Markets          Estate      Management
                                              Portfolio       Portfolio       Portfolio       Portfolio       TOTAL
                                          -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $      (3,483)  $      (3,634)  $      (2,684)  $      38,325   $   2,860,052
   Net realized gains (losses) from
      securities transactions                     1,854            (939)          4,134           1,323         690,559
   Change in net unrealized
    appreciation/depreciation
      of investments                            (12,668)       (171,595)         35,503          18,923      12,476,869
                                          -------------   -------------   -------------   -------------   -------------

          Increase (decrease) in net
            assets from operations              (14,297)       (176,168)         36,953          58,571      16,027,480
                                          -------------   -------------   -------------   -------------   -------------

From capital transactions:
   Net proceeds from units sold                 716,282         382,437         245,908       3,132,479      55,846,208
   Cost of units redeemed                        (3,523)         (1,184)         (3,021)       (168,307)     (3,318,470)
   Net transfers                                192,624         474,974         365,125        (956,106)     26,371,953
                                          -------------   -------------   -------------   -------------   -------------

          Increase in net assets
            from capital transactions           905,383         856,227         608,012       2,008,066      78,899,691
                                          -------------   -------------   -------------   -------------   -------------

Increase in net assets                          891,086         680,059         644,965       2,066,637      94,927,171
Net assets at beginning of period                     0               0               0         581,925      53,909,027
                                          -------------   -------------   -------------   -------------   -------------
Net assets at end of period               $     891,086   $     680,059   $     644,965   $   2,648,562   $ 148,836,198
                                          =============   =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                    68,163          38,665          22,298         279,311
   Units redeemed                                  (322)           (134)           (269)        (14,854)
   Units transferred                             18,407          46,782          34,350         (85,512)
                                          -------------   -------------   -------------   -------------

Increase in units outstanding                    86,248          85,313          56,379         178,945
Beginning units                                       0               0               0          52,729
                                          -------------   -------------   -------------   -------------

Ending units                                     86,248          85,313          56,379         231,674
                                          =============   =============   =============   =============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1996

                                                                                          Government  International
                                                Capital                       Natural            and    Diversified         Global
                                           Appreciation        Growth       Resources   Quality Bond       Equities       Equities
                                              Portfolio     Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                           ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $     89,100   $     46,389   $      5,606   $     69,625   $    (15,339)  $      6,211
   Net realized gains (losses) from
      securities transactions                    42,038          2,561            281           (946)         1,257          2,477
   Change in net unrealized appreciation/
      depreciation of investments               341,429        190,335         19,640         (4,968)       239,503        138,909
                                           ------------   ------------   ------------   ------------   ------------   ------------

Increase in net assets from operations          472,567        239,285         25,527         63,711        225,421        147,597
                                           ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
   Net proceeds from units sold               2,477,259      1,111,481        572,211        906,947      2,648,077      1,031,991
   Cost of units redeemed                       (43,388)       (18,573)        (9,591)       (42,257)       (39,901)       (39,293)
   Net transfers                                622,433        173,681        106,638        161,467        636,560        293,786
                                           ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  3,056,304      1,266,589        669,258      1,026,157      3,244,736      1,286,484
                                           ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets             3,528,871      1,505,874        694,785      1,089,868      3,470,157      1,434,081
Net assets at beginning of period               746,192        196,314         57,178        432,338        584,588        346,075
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                $  4,275,063   $  1,702,188   $    751,963   $  1,522,206   $  4,054,745   $  1,780,156
                                           ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   153,956         78,072         48,547         79,527        243,180         72,989
   Units redeemed                                (2,632)        (1,281)          (814)        (3,688)        (3,660)        (2,835)
   Units transferred                             38,526         12,317          8,963         14,123         58,374         20,730
                                           ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in units
   outstanding                                  189,850         89,108         56,696         89,962        297,894         90,884
Beginning units                                  52,583         15,156          5,306         37,576         58,058         26,604
                                           ------------   ------------   ------------   ------------   ------------   ------------

Ending units                                    242,433        104,264         62,002        127,538        355,952        117,488
                                           ============   ============   ============   ============   ============   ============


                                              Aggressive        Venture
                                                  Growth          Value
                                               Portfolio      Portfolio
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $     (5,214)  $    (49,109)
   Net realized gains (losses) from
      securities transactions                        (60)        10,866
   Change in net unrealized appreciation/
      depreciation of investments                112,188      1,581,901
                                            ------------   ------------

Increase in net assets from operations           106,914      1,543,658
                                            ------------   ------------

From capital transactions:
   Net proceeds from units sold                1,260,315      5,909,498
   Cost of units redeemed                         (1,844)      (123,429)
   Net transfers                                 284,697      1,263,388
                                            ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,543,168      7,049,457
                                            ------------   ------------

Increase (decrease) in net assets              1,650,082      8,593,115
Net assets at beginning of period                      0      1,510,906
                                            ------------   ------------
Net assets at end of period                 $  1,650,082   $ 10,104,021
                                            ============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    131,150        412,925
   Units redeemed                                   (190)        (8,629)
   Units transferred                              29,430         87,619
                                            ------------   ------------

Increase (decrease) in units
   outstanding                                   160,390        491,915
Beginning units                                        0        113,664
                                            ------------   ------------

Ending units                                     160,390        605,579
                                            ============   ============



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1996
                                   (Continued)

                                                                    Growth/Phoenix
                                             Federated        Putnam    Investment      Alliance       Growth-         Asset
                                                 Value        Growth       Counsel        Growth        Income    Allocation
                                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    (2,393)  $   (13,596)  $    26,867   $    82,211   $    12,327   $    46,285
   Net realized gains (losses) from
      securities transactions                      564         6,891           746         6,420         7,100         5,906
   Change in net unrealized appreciation/
      depreciation of investments               71,390       223,776       122,368       971,275       594,855       403,638
                                           -----------   -----------   -----------   -----------   -----------   -----------

Increase in net assets from operations          69,561       217,071       149,981     1,059,906       614,282       455,829
                                           -----------   -----------   -----------   -----------   -----------   -----------

From capital transactions:
   Net proceeds from units sold                536,893     1,063,093       909,525     3,658,969     2,729,251     2,200,519
   Cost of units redeemed                         (807)      (12,207)      (41,692)      (50,731)      (74,841)      (27,387)
   Net transfers                               154,445        35,271       101,943       785,909       460,150       557,885
                                           -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
    from capital transactions                  690,531     1,086,157       969,776     4,394,147     3,114,560     2,731,017
                                           -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets              760,092     1,303,228     1,119,757     5,454,053     3,728,842     3,186,846
Net assets at beginning of period                    0       402,674       294,313       817,196       602,738       768,528
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                $   760,092   $ 1,705,902   $ 1,414,070   $ 6,271,249   $ 4,331,580   $ 3,955,374
                                           ===========   ===========   ===========   ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   54,181        80,951        67,174       224,472       187,414       164,188
   Units redeemed                                  (80)         (902)       (3,103)       (3,000)       (5,160)       (2,035)
   Units transferred                            14,997         2,610         7,606        47,810        31,824        41,231
                                           -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in units outstanding        69,098        82,659        71,677       269,282       214,078       203,384
Beginning units                                      0        31,960        22,973        52,943        45,266        60,824
                                           -----------   -----------   -----------   -----------   -----------   -----------

Ending units                                    69,098       114,619        94,650       322,225       259,344       264,208
                                           ===========   ===========   ===========   ===========   ===========   ===========


                                                         Balanced/Phoenix
                                              SunAmerica    Investment
                                                Balanced       Counsel
                                               Portfolio     Portfolio
                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (2,408)  $     5,741
   Net realized gains (losses) from
      securities transactions                         24         2,361
   Change in net unrealized appreciation/
      depreciation of investments                 60,718       185,584
                                             -----------   -----------

Increase in net assets from operations            58,334       193,686
                                             -----------   -----------

From capital transactions:
   Net proceeds from units sold                  683,086     1,182,864
   Cost of units redeemed                           (308)      (38,594)
   Net transfers                                  64,024       319,437
                                             -----------   -----------

Increase (decrease) in net assets
    from capital transactions                    746,802     1,463,707
                                             -----------   -----------

Increase (decrease) in net assets                805,136     1,657,393
Net assets at beginning of period                      0       513,587
                                             -----------   -----------
Net assets at end of period                  $   805,136   $ 2,170,980
                                             ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     66,783        93,347
   Units redeemed                                    (30)       (3,071)
   Units transferred                               6,156        25,180
                                             -----------   -----------

Increase (decrease) in units outstanding          72,909       115,456
Beginning units                                        0        41,654
                                             -----------   -----------

Ending units                                      72,909       157,110
                                             ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1996
                                   (Continued)

                                                             Worldwide     High-Yield         Global      Corporate
                                                Utility    High Income           Bond           Bond           Bond
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $       (961)  $      8,667   $     38,505   $     11,115   $       (180)
   Net realized gains (losses) from
      securities transactions                       192          1,873         10,918            154          1,396
   Change in net unrealized appreciation/
      depreciation of investments                15,710        186,807        170,164         26,169         24,808
                                           ------------   ------------   ------------   ------------   ------------

Increase in net assets from operations           14,941        197,347        219,587         37,438         26,024
                                           ------------   ------------   ------------   ------------   ------------

From capital transactions:
   Net proceeds from units sold                 155,411      1,214,839      2,074,444        354,721        549,486
   Cost of units redeemed                          (708)       (16,540)       (97,551)       (26,292)        (1,265)
   Net transfers                                 51,455        130,993        205,785        146,785        (72,935)
                                           ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    206,158      1,329,292      2,182,678        475,214        475,286
                                           ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets               221,099      1,526,639      2,402,265        512,652        501,310
Net assets at beginning of period                     0        244,980        467,489        136,288         59,573
                                           ------------   ------------   ------------   ------------   ------------
Net assets at end of period                $    221,099   $  1,771,619   $  2,869,754   $    648,940   $    560,883
                                           ------------   ------------   ------------   ------------   ------------

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    15,644         93,795        171,450         30,548         49,384
   Units redeemed                                   (70)        (1,275)        (7,956)        (2,304)          (112)
   Units transferred                              5,147         10,652         16,525         12,587         (6,486)
                                           ------------   ------------   ------------   ------------   ------------

Increase (decrease) in units outstanding         20,721        103,172        180,019         40,831         42,786
Beginning units                                       0         21,556         40,706         12,162          5,375
                                           ------------   ------------   ------------   ------------   ------------

Ending units                                     20,721        124,728        220,725         52,993         48,161
                                           ============   ============   ============   ============   ============


                                                    Cash
                                              Management
                                               Portfolio      TOTAL
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $     15,449   $    374,898
   Net realized gains (losses) from
      securities transactions                     10,227        113,246
   Change in net unrealized appreciation/
      depreciation of investments                 (2,177)     5,674,022
                                            ------------   ------------

Increase in net assets from operations            23,499      6,162,166
                                            ------------   ------------

From capital transactions:
   Net proceeds from units sold                1,395,912     34,626,792
   Cost of units redeemed                        (92,053)      (799,252)
   Net transfers                              (1,383,281)     5,100,516
                                            ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     (79,422)    38,928,056
                                            ------------   ------------

Increase (decrease) in net assets                (55,923)    45,090,222
Net assets at beginning of period                637,848      8,818,805
                                            ------------   ------------
Net assets at end of period                 $    581,925   $ 53,909,027
                                            ------------   ------------

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    128,584
   Units redeemed                                 (8,428)
   Units transferred                            (127,158)
                                            ------------

Increase (decrease) in units outstanding          (7,002)
Beginning units                                   59,731
                                            ------------

Ending units                                      52,729
                                            ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

    The Separate Account is composed of twenty-five variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-one currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of five guaranteed- interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-five Variable Accounts and do not include balances allocated to the General Account.

    The inception dates for the twenty-five individual funds were as follows:
    June 12, 1997 for the Emerging Markets Portfolio; June 9, 1997 for the International Growth and Income Portfolio; June 2, 1997 for the Real Estate Portfolio; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced and Utility Portfolios; May 30, 1995 for the Natural Resources Portfolio; May 22, 1995 for the Global Equities Portfolio; May 8, 1995 for the Balanced/Phoenix Investment Counsel and High Yield Portfolios; May 3, 1995 for the Government and Quality Bond Portfolio; May 2, 1995 for the Worldwide High Income and Global Bond Portfolios; April 27, 1995 for the Cash Management Portfolio; April 24, 1995 for the Asset Allocation Portfolio; April 12, 1995 for the International Diversified Equities, Growth-Income, and Corporate Bond Portfolios; and April 6, 1995 for the Capital Appreciation, Growth, Venture Value, Putnam Growth, Growth/Phoenix Investment Counsel and Alliance Growth Portfolios.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

    The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

    The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in growth equity securities and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

    The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

    The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's Investor Service, Inc. or AA or better by Standard & Poor's Corporation.

    Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

    The investment objectives and policies of the twenty-one portfolios of the SunAmerica Trust are summarized below:

    The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests in accordance with country weightings as determined by the subadvisor in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

    The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of small capitalization growth companies.

    The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks.

    The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

    The PUTNAM GROWTH (PREVIOUSLY KNOWN AS PROVIDENT GROWTH PORTFOLIO), GROWTH/PHOENIX INVESTMENT COUNSEL AND ALLIANCE GROWTH PORTFOLIOS seek long-term growth of capital. These portfolios invest primarily in common stocks or securities with common stock characteristics which the advisor believes have the potential for appreciation.

    The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

    The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

    The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds.

    The BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

    The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

    The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

    The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

    The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

    The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

    The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests mainly in the common stocks and other equity securities of companies that its subadvisor believes have above-average growth prospects primarily in emerging markets outside the United States.

    The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

    Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

    Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



2.  CHARGES AND DEDUCTIONS

    Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

    WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

    Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

    Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

                              Policy                      Applicable Withdrawal
                               Year                        Charge Percentage
                          ------------------               -----------------
                           First                                   7%
                           Second                                  6%
                           Third                                   5%
                           Fourth                                  4%
                           Fifth                                   3%
                           Sixth                                   2%
                           Seventh                                 1%
                           Eighth and beyond                       0%


                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.  CHARGES AND DEDUCTIONS (continued)

    CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

    TRANSFER FEE: A transfer fee of $25 is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

    MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

    DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

    SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.  INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

    The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1997 consist of the following:

                                               Cost of Shares               Proceeds from
    Variable Accounts                                Acquired                 Shares Sold
    ---------------------------               ---------------             ---------------
    ANCHOR TRUST:
    Capital Appreciation Portfolio            $    6,488,569              $      668,312
    Growth Portfolio                               2,304,887                     286,245
    Natural Resources Portfolio                    1,043,537                     333,591
    Government and Quality Bond
       Portfolio                                   1,259,364                     382,424

    SUNAMERICA TRUST:
    International Diversified
       Equities Portfolio                          5,076,804                     355,269
    Global Equities Portfolio                      3,465,553                     184,533
    Aggressive Growth Portfolio                    3,816,554                     505,965
    Venture Value Portfolio                       15,933,699                     251,850
    Federated Value Portfolio                      2,114,103                     254,756
    Putnam Growth Portfolio                        2,419,327                     413,141
    Growth/Phoenix Investment
       Counsel Portfolio                           1,271,839                     163,497
    Alliance Growth Portfolio                      8,700,361                     377,919
    Growth-Income Portfolio                        7,509,012                     459,773
    Asset Allocation Portfolio                     5,955,290                     255,235
    SunAmerica Balanced Portfolio                  2,239,194                     201,643
    Balanced/Phoenix Investment
       Counsel Portfolio                           1,375,306                     246,886
    Utility Portfolio                                494,538                      47,740
    Worldwide High Income Portfolio                6,294,927                   1,816,728
    High-Yield Bond Portfolio                      7,344,941                   2,697,620
    Global Bond Portfolio                          1,357,845                     104,910
    Corporate Bond Portfolio                       1,088,111                     192,195
    International Growth & Income Portfolio          964,085                      62,185
    Emerging Markets Portfolio                       863,964                      11,372
    Real Estate Portfolio                            698,408                      93,080
    Cash Management Portfolio                      7,674,036                   5,627,645
                                             ===============              ==============

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



4.  FEDERAL INCOME TAXES

    The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits
----------------------------------------------


(a)    Financial Statements
---------------------------
      The following financial statements are included in Part B of the Registration Statement:


               Financial Statements of First SunAmerica Life Insurance Company for the fiscal year ended September 30, 1998.

        The following financial statements are included in Part
               B of the Registration Statement:

               Financial Statements of FS Variable Separate Account for the fiscal year ended November 30, 1997.


                          [TO BE UPDATED BY AMENDMENT]



(b)    Exhibits
----------------


(1)     Resolutions Establishing Separate Account......Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
(2)     Custody Agreements ............................Not Applicable
(3)     (a) Distribution Contract......................Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
        (b) Selling Agreement..........................Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
(4)     Variable Annuity Contract......................Filed March 31, 1998,
                                                       Post-Effective Amendment 6
                                                       and Amendment 8 to this
                                                       Registration Statement
(5)     Application for Contract.......................Filed March 31, 1998,
                                                       Post-Effective Amendment 6
                                                       and Amendment 8 to this
                                                       Registration Statement
(6)     Depositor - Corporate Documents
        (a)    Certificate of Incorporation ...........Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
        (b)    By-Laws.................................Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
(7)     Reinsurance Contract ..........................Not Applicable
(8)     Fund Participation Agreement...................Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
(9)     Opinion of Counsel.............................Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
        Consent of Counsel.............................Filed January 30, 1998,
                                                       Post-Effective Amendment 5
                                                       and Amendment 7 to this
                                                       Registration Statement
(10)    Consent of Independent Accountants.............Filed Herewith
(11)    Financial Statements Omitted from Item 23......None
(12)    Initial Capitalization Agreement...............Not Applicable
(13)    Performance Computations ......................[TO BE FILED BY AMENDMENT]
(27)    Financial Data Schedules.......................Not Applicable


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                                Position
----                                --------

Eli Broad                           Chairman, President and
                                    Chief Executive Officer
Jay S. Wintrob                      Director and Executive
                                    Vice President
David W. Ferguson(1)                Director
Thomas A. Harnett(2)                Director
Lester Pollack(3)                   Director
Richard D. Rohr(4)                  Director
Margery K. Neale (5)                Director
Peter McMillan                      Director
Jana W. Greer                       Director and Senior Vice President
James R. Belardi                    Director and Senior Vice President
James W. Rowan                      Director and Senior Vice President


Susan L. Harris                     Director, Senior Vice President and
                                    Secretary
Scott L. Robinson                   Director, Senior Vice President and
                                    Treasurer
N. Scott Gillis                     Senior Vice President and Controller
Edwin R. Reoliquio                  Senior Vice President and Chief Actuary
Victor E. Akin                      Senior Vice President
Keith B. Jones                      Vice President
Michael Lindquist                   Vice President
Greg Outcalt                        Vice President
Scott H. Richland                   Senior Vice President
David Bechtel                       Vice President and Treasurer

----------------
(1) One Chase Manhattan Plaza, New York, New York 10005
(2) 99 Park Avenue, New York, New York 10063
(3) One Rockefeller Plaza, Suite 1025, New York, New York 10020
(4) 100 Renaissance Center, 34th Floor, Detroit, Michigan 48243
(5) 919 Third Avenue, New York, New York 10022-9998



Item 26.  Persons Controlled By or Under Common Control With Depositor or
-------------------------------------------------------------------------
Registrant
----------


        The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). [TO BE PROVIDED BY AMENDMENT].



        Item 27.   Number of Contract Owners
------------------------------------

        As of December 31, 1998, the number of Contracts funded by the FS Variable Separate Account of First SunAmerica Life Insurance Company was 5,956, of which 2,102 were Qualified Contracts and 3,854 were Nonqualified Contracts.

Item 28.  Indemnification
-------------------------

        None.

Item 29.   Principal Underwriter
--------------------------------

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc. (currently in Registration), all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz             Director and President
        Robert M. Zakem              Director, Executive
                                     Vice President, General Counsel
                                        and Assistant Secretary
        Peter Harbeck                Director
        James Nichols                Vice President
        Per Furmark                  Vice President
        Susan L. Harris              Secretary
        Debbie Potash-Turner         Controller


               Net
               Distribution     Compensation
Name of        Discounts and    on Redemption       Brokerage
Distributor    Commissions      Annuitization       Commission     Commissions*
------------   -------------    -------------       -----------    ------------
SunAmerica     None             None                None           None
 Capital
 Services, Inc.

---------------
* Distribution fee is paid by First SunAmerica Life Insurance Company.


Item 30.   Location of Accounts and Records
--------------------------------------------

        First SunAmerica Life Insurance Company, the Depositor for the Registrant, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services
-----------------------------

        Not Applicable.


Item 32.  Undertakings
----------------------

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33.  Representation
------------------------

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES



        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 1st day of February 1999.


                      FS VARIABLE SEPARATE ACCOUNT
                                  (Registrant)

                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                   (Depositor)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                      (Depositor, on behalf of itself and Registrant)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


        SIGNATURE            TITLE                                    DATE
        ---------            -----                                    ----

ELI BROAD*              President, Chief Executive
---------------------   Officer, & Chairman of
Eli Broad               Board (Principal Executive Officer)


SCOTT L. ROBINSON*      Senior Vice President,
---------------------   Treasurer & Director
Scott L. Robinson       (Principal Financial Officer)


N. SCOTT GILLIS*        Senior Vice President &
---------------------   Controller (Principal Accounting
N. Scott Gillis         Officer)


JAMES R. BELARDI*       Director
---------------------
James R. Belardi


DAVID W. FERGUSON*      Director
---------------------
David W. Ferguson


MARGERY K. NEALE*       Director
---------------------
Margery K. Neale


JANA W. GREER*          Director
---------------------
Jana W. Greer




THOMAS A. HARNETT*      Director
---------------------
Thomas A. Harnett


JAY S. WINTROB*         Director
---------------------
Jay S. Wintrob



/S/ SUSAN L. HARRIS     Director                               February 1, 1999
---------------------
Susan L. Harris






PETER MCMILLAN*                     Director
---------------------
Peter McMillan


LESTER POLLACK*                     Director
---------------------
Lester Pollack


RICHARD D. ROHR*                    Director
---------------------
Richard D. Rohr


JAMES W. ROWAN*                     Director
----------------------
James W. Rowan




*By: /S/ SUSAN L. HARRIS            Attorney-in-Fact
    --------------------
     Susan L. Harris

Date: February 1, 1999

                                  EXHIBIT INDEX



Exhibit            Description
-------            ------------

  10               Consent of Independent Accountants